John Hancock
Asset-Based Lending Fund
Quarterly portfolio holdings 1/31/2025

Consolidated Fund’s investments
As of 1-31-25 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities 35.0%				$66,216,051
(Cost $66,003,338)
Asset-backed securities 6.3%				11,887,089
Marlette Funding Trust
Series 2022-3A, Class D (A)(B)	7.800	11-15-32	3,750,000	3,791,648
Pagaya AI Debt Trust
Series 2023-7, Class D (A)(B)	9.000	07-15-31	3,498,696	3,527,997
Prosper Marketplace Issuance Trust
Series 2024-1A, Class D (A)	10.980	08-15-29	3,000,000	3,159,189
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class D (A)	8.020	01-20-43	1,388,800	1,408,255
Collateralized loan obligations 10.9%				20,589,381
ARES L CLO, Ltd.
Series 2018-50A, Class D (3 month CME Term SOFR + 3.162%) (A)(B)(C)	7.464	01-15-32	2,000,000	2,014,494
BDS, Ltd.
Series 2021-FL7, Class C (1 month CME Term SOFR + 1.814%) (A)(C)	6.113	06-16-36	3,000,000	2,996,304
Birch Grove CLO, Ltd.
Series 19A, Class D2RR (3 month CME Term SOFR + 5.050%) (A)(B)(C)	9.353	07-17-37	1,750,000	1,817,125
Columbia Cent CLO, Ltd.
Series 2020-29A, Class D1R (3 month CME Term SOFR + 3.862%) (A)(C)	8.155	10-20-34	1,000,000	1,003,930
Dryden Senior Loan Fund
Series 2017-49A, Class DR (3 month CME Term SOFR + 3.662%) (A)(B)(C)	7.955	07-18-30	3,730,000	3,738,381
FS Rialto Issuer, Ltd.
Series 2025-FL10, Class AS (1 month CME Term SOFR + 1.593%) (A)(C)	5.906	08-01-30	2,500,000	2,493,750
KKR Financial CLO, Ltd.
Series 2013-1A, Class DR2 (3 month CME Term SOFR + 6.250%) (A)(B)(C)	10.552	04-15-29	2,500,000	2,504,855
Myers Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 3.312%) (A)(B)(C)	7.605	10-20-30	2,000,000	2,013,176
Rockford Tower CLO, Ltd.
Series 2017-2A, Class DR (3 month CME Term SOFR + 3.112%) (A)(C)	7.414	10-15-29	2,000,000	2,007,366
Commercial mortgage backed securities 16.2%				30,600,790
ACREC LLC
Series 2023-FL2, Class C (1 month CME Term SOFR + 4.281%) (A)(C)	8.587	02-19-38	2,000,000	2,018,893
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2022-FL2, Class D (1 month CME Term SOFR + 4.350%) (A)(C)	8.656	05-15-37	2,500,000	2,493,416
Arizona Biltmore Trust
Series 2024-BILT, Class E (A)(B)	7.487	06-11-29	2,000,000	2,065,472
BPCRE, Ltd.
Series 2022-FL2, Class AS (1 month CME Term SOFR + 3.100%) (A)(B)(C)	7.399	01-16-37	1,000,000	1,001,316
BX Trust
Series 2021-ARIA, Class F (1 month CME Term SOFR + 2.708%) (A)(B)(C)	7.014	10-15-36	2,000,000	1,997,504
Series 2023-DELC, Class E (1 month CME Term SOFR + 5.286%) (A)(B)(C)	9.592	05-15-38	2,500,000	2,523,438
CLNY Trust
Series 2019-IKPR, Class C (1 month CME Term SOFR + 2.040%) (A)(C)	6.356	11-15-38	1,500,000	1,428,842
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2024-WCL1, Class C (1 month CME Term SOFR + 2.889%) (A)(B)(C)	7.195	06-15-41	3,300,000	3,314,008
DBWF Mortgage Trust
Series 2024-LCRS, Class C (1 month CME Term SOFR + 2.640%) (A)(C)	6.946	04-15-37	1,500,000	1,507,500
1	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial mortgage backed securities (continued)
GPMT, Ltd.
Series 2021-FL4, Class D (1 month CME Term SOFR + 2.964%) (A)(C)	7.267	12-15-36	2,000,000	$1,693,674
Great Wolf Trust
Series 2024-WOLF, Class E (1 month CME Term SOFR + 3.639%) (A)(B)(C)	7.945	03-15-39	2,180,000	2,196,350
INTOWN Mortgage Trust
Series 2022-STAY, Class E (1 month CME Term SOFR + 5.031%) (A)(B)(C)	9.337	08-15-39	1,500,000	1,509,844
KSL Commercial Mortgage Trust
Series 2024-HT2, Class B (1 month CME Term SOFR + 2.042%) (A)(C)	6.348	12-15-39	2,500,000	2,524,587
La Quinta Mortgage Trust
Series 2023-LAQ, Class D (1 month CME Term SOFR + 4.188%) (A)(B)(C)	8.495	03-15-36	1,304,250	1,300,174
THPT Mortgage Trust
Series 2023-THL, Class D (A)(B)(D)	9.252	12-10-34	3,000,000	3,025,772
Residential mortgage backed securities 1.6%				3,138,791
ACHM Trust
Series 2023-HE2, Class C (A)(B)(D)	9.300	10-25-38	3,057,007	3,138,791

Residential loans 19.8%				$37,423,265
(Cost $38,557,173)
JH Residential Whole Loan Trust (E)(F) 2.8%				5,308,488
Bank of America, Loan ID - R1D2189860	4.125	08-01-35	119,181	95,369
Bank of America, Loan ID - R1D2207514 (G)	8.875	11-01-34	24,107	19,291
Bank of America, Loan ID - R1D2223768 (G)	3.500	04-01-57	72,940	58,367
Bank of America, Loan ID - R1D2231928	4.000	06-01-47	194,971	156,015
Bank of America, Loan ID - R1D320115934 (H)	12.000	09-25-27	2,648	825
Bank of America, Loan ID - R1D320404870	9.875	07-01-38	11,720	3,651
Bank of America, Loan ID - R1D321106165 (H)	10.500	03-01-37	3,168	987
Bank of America, Loan ID - R1D321285469 (I)	0.000	06-01-24	12,596	3,924
Bank of America, Loan ID - R1D321313401	14.375	09-25-27	666	208
Bank of America, Loan ID - R1D321458571 (G)	5.625	05-01-26	13,632	4,246
Bank of America, Loan ID - R1D321567782	10.125	07-01-35	5,147	1,603
Bank of America, Loan ID - R1D321672554 (H)	4.250	02-01-24	68,643	21,382
Bank of America, Loan ID - R1D321680064 (H)	8.625	01-01-28	4,038	1,258
Bank of America, Loan ID - R1D321772642 (I)	12.875	07-01-24	5,654	1,761
Bank of America, Loan ID - R1D321802346	10.500	07-01-42	3,496	1,089
Bank of America, Loan ID - R1D323613087 (H)	0.000	10-01-31	9,583	2,985
Bank of America, Loan ID - R1D326967519 (H)	8.750	02-01-30	17,229	5,367
Bank of America, Loan ID - R1D329279749	9.375	02-01-37	7,732	2,408
Bank of America, Loan ID - R1D331184438	4.750	06-01-28	10,595	3,300
Bank of America, Loan ID - R1D331351411 (H)	8.000	11-01-37	29,529	9,198
Bank of America, Loan ID - R1D332396107	1.000	06-01-28	20,875	6,502
Bank of America, Loan ID - R1D333118907 (H)	8.625	11-01-28	8,185	2,550
Bank of America, Loan ID - R1D333435452 (G)	10.500	11-01-24	7,785	2,425
Bank of America, Loan ID - R1D334715743 (G)	6.500	12-01-36	17,003	5,296
Bank of America, Loan ID - R1D338003284 (H)	11.125	09-01-41	18,894	5,885
Bank of America, Loan ID - R1D341220853	11.750	10-25-28	11,486	3,578
Bank of America, Loan ID - R1D341275604 (H)	11.750	09-01-24	2,151	670
Bank of America, Loan ID - R1D345587535 (G)	9.875	11-01-36	27,471	8,557
Bank of America, Loan ID - R1D345744745 (H)	10.125	08-01-33	6,874	2,141
Bank of America, Loan ID - R1D347751887 (G)	8.250	11-25-28	16,736	5,213
Bank of America, Loan ID - R1D348255384	12.625	06-01-35	5,342	1,664
Bank of America, Loan ID - R1D348672470	3.000	12-01-31	24,887	7,752
Bank of America, Loan ID - R1D361892055 (G)	11.250	01-01-32	1,226	382
Bank of America, Loan ID - R1D362185211 (H)	8.250	05-25-29	51,849	16,151
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	2

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D362733412 (H)	10.500	08-01-27	5,061	$1,576
Bank of America, Loan ID - R1D363420996 (H)	11.000	05-25-29	10,578	3,295
Bank of America, Loan ID - R1D363873763 (G)	2.000	08-01-29	43,163	13,445
Bank of America, Loan ID - R1D36487518	10.125	01-01-30	256	80
Bank of America, Loan ID - R1D36749564 (H)	11.500	06-01-35	18	6
Bank of America, Loan ID - R1D368227582 (G)	5.875	12-01-28	21,913	6,826
Bank of America, Loan ID - R1D377116667 (G)	12.125	08-01-24	9,988	3,111
Bank of America, Loan ID - R1D382472688 (G)	6.500	11-01-28	100,524	31,311
Bank of America, Loan ID - R1D4135626031 (H)	9.500	10-11-35	57,290	43,650
Bank of America, Loan ID - R1D4142880321 (H)	4.125	06-15-36	57,047	43,464
Bank of America, Loan ID - R1D4176255967	9.125	07-25-32	17,960	13,684
Bank of America, Loan ID - R1D4874021873	6.125	11-01-34	157,032	119,643
Bank of America, Loan ID - R1D4875700321 (G)	7.100	06-30-30	17,365	13,230
Bank of America, Loan ID - R1D4875758189 (G)	2.740	03-29-33	375,340	285,969
Bank of America, Loan ID - R1D4875958325 (G)	8.440	12-01-31	16,492	12,565
Bank of America, Loan ID - R1D4875960106 (G)	8.090	04-15-32	37,905	28,880
Bank of America, Loan ID - R1D4875973630 (G)	8.090	03-01-31	22,201	16,915
Bank of America, Loan ID - R1D4876049582 (G)	8.240	07-18-32	18,292	13,937
Bank of America, Loan ID - R1D4876317082 (G)	7.490	07-29-30	59,371	45,235
Bank of America, Loan ID - R1D4876484679 (G)	7.740	06-26-31	99,115	75,516
Bank of America, Loan ID - R1D4876762155 (H)	7.740	01-16-36	60,388	46,010
Bank of America, Loan ID - R1D4876763347 (G)	4.375	01-03-54	347,857	265,032
Bank of America, Loan ID - R1D4876771641 (G)	2.740	06-01-35	137,964	105,115
Bank of America, Loan ID - R1D4876787441 (H)	3.000	09-01-54	333,844	254,356
Bank of America, Loan ID - R1D4877096402 (G)	9.240	05-01-35	30,803	23,468
Bank of America, Loan ID - R1D4877182962 (G)	5.059	11-12-31	48,719	37,119
Bank of America, Loan ID - R1D4877521188 (G)	6.190	02-09-32	14,088	10,733
Bank of America, Loan ID - R1D648343679	9.750	11-25-29	74,097	58,603
Bank of America, Loan ID - R1D65796677	10.875	10-25-29	5,335	4,219
Bank of America, Loan ID - R1D667955965 (G)	11.375	10-25-29	9,340	7,387
Bank of America, Loan ID - R1D67442686	12.750	10-25-29	5,989	4,737
Bank of America, Loan ID - R1D676546412 (G)	5.250	10-25-29	144,930	114,625
Bank of America, Loan ID - R1D677588112 (G)	12.500	08-25-29	17,455	13,805
Bank of America, Loan ID - R1D681784389 (G)	3.875	09-25-29	379,955	300,505
Bank of America, Loan ID - R1D681965722	11.000	10-25-29	25,817	20,418
Bank of America, Loan ID - R1D681977177	9.000	10-25-29	3,935	3,113
Bank of America, Loan ID - R1D682449041	11.500	10-25-29	13,590	10,748
Bank of America, Loan ID - R1D682585998 (G)	11.500	10-25-29	317	251
Bank of America, Loan ID - R1D683013538	10.750	11-25-29	2,691	2,129
Bank of America, Loan ID - R1D683170000 (G)	6.750	10-25-29	17,414	13,773
Bank of America, Loan ID - R1D683534085	10.750	10-25-29	352	278
Bank of America, Loan ID - R1D683843935	8.500	10-25-29	1,135	898
Bank of America, Loan ID - R1D684180712	9.750	10-25-29	5,301	4,193
Bank of America, Loan ID - R1D684517492 (G)	5.625	10-25-29	32,592	25,777
Bank of America, Loan ID - R1D684760509	13.000	11-25-29	4,318	3,415
Bank of America, Loan ID - R1D684953503	8.500	11-25-29	17,288	13,673
Bank of America, Loan ID - R1D684967411 (G)	4.250	11-25-29	92,711	73,325
Bank of America, Loan ID - R1D685329020	8.750	11-25-29	5,962	4,715
Bank of America, Loan ID - R1D685945624	5.125	01-01-30	61,375	48,542
Bank of America, Loan ID - R1D685968483	8.750	11-25-29	8,470	6,699
Bank of America, Loan ID - R1D686170042 (G)	9.125	11-25-29	144,976	114,661
Bank of America, Loan ID - R1D686179719	9.750	11-25-29	6,768	5,353
Bank of America, Loan ID - R1D686281525	13.125	11-25-29	5,353	4,234
Bank of America, Loan ID - R1D686392408 (G)	6.250	11-25-29	82,692	65,401
3	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Bank of America, Loan ID - R1D686481633	12.000	11-25-29	16,906	$13,371
Bank of America, Loan ID - R1D686527895 (G)	11.000	11-25-29	10,582	8,369
Capital Asset Management, Loan ID - R1D1153882 (H)	3.900	09-01-47	68,045	42,059
Capital Asset Management, Loan ID - R1D1183348 (G)	4.000	05-01-48	40,217	24,858
Capital Asset Management, Loan ID - R1D1184084 (G)	2.000	02-01-49	46,188	28,549
Capital Asset Management, Loan ID - R1D1184204 (H)	12.375	12-01-36	64,805	40,056
Capital Asset Management, Loan ID - R1D1184992 (G)	4.000	11-10-43	32,998	20,396
Capital Asset Management, Loan ID - R1D1214687	9.000	01-01-52	146,102	90,306
Capital Asset Management, Loan ID - R1D1214825 (G)	10.250	02-01-37	121,496	75,097
Capital Asset Management, Loan ID - R1D1216036	10.000	03-19-62	47,127	29,129
Capital Asset Management, Loan ID - R1D1233673	11.000	02-15-27	7,842	4,847
Capital Asset Management, Loan ID - R1D1246972	6.950	11-01-35	19,635	12,137
Capital Asset Management, Loan ID - R1D1251042 (G)	6.000	07-05-41	41,021	25,355
Capital Asset Management, Loan ID - R1D1270661 (G)	4.625	04-01-24	1,659	1,025
Capital Asset Management, Loan ID - R1D1270777 (H)	4.000	03-01-34	66,200	40,918
Capital Asset Management, Loan ID - R1D1271156 (H)	4.875	02-01-40	38,609	23,864
Capital Asset Management, Loan ID - R1D1272438	4.999	05-01-41	15,733	9,724
Capital Asset Management, Loan ID - R1D1285038 (H)	7.750	11-01-37	99,780	61,674
Capital Asset Management, Loan ID - R1D1285155	4.625	01-01-38	517	319
Capital Asset Management, Loan ID - R1D1314469 (H)	5.000	08-22-31	1,351	835
Capital Asset Management, Loan ID - R1D1314557 (G)	12.514	11-12-21	834	516
Capital Asset Management, Loan ID - R1D1314775	4.000	10-28-37	21,405	13,230
Capital Asset Management, Loan ID - R1D1316742	3.500	07-25-42	33,978	21,002
Capital Asset Management, Loan ID - R1D1317596 (G)	6.000	07-02-34	38,765	23,961
Capital Asset Management, Loan ID - R1D1317738 (G)	3.000	06-01-58	75,795	46,849
Capital Asset Management, Loan ID - R1D1320040	0.000	01-12-28	2,829	1,749
Capital Asset Management, Loan ID - R1D1320277	0.000	03-29-25	219	135
Capital Asset Management, Loan ID - R1D1330504 (G)	0.000	09-15-31	5,858	3,621
Capital Asset Management, Loan ID - R1D1331024 (G)	12.389	01-15-23	14,346	8,867
Capital Asset Management, Loan ID - R1D1331435 (G)	13.930	04-04-24	20,772	12,839
Capital Asset Management, Loan ID - R1D1331710 (G)	0.000	11-01-35	24,259	14,995
Capital Asset Management, Loan ID - R1D1332368 (G)	0.000	06-01-26	11,627	7,187
Capital Asset Management, Loan ID - R1D1333231	0.000	08-01-37	12,227	7,558
Capital Asset Management, Loan ID - R1D1333763 (H)	0.000	08-19-18	58	36
Capital Asset Management, Loan ID - R1D1333871 (G)	14.128	04-13-47	18,685	11,549
Capital Asset Management, Loan ID - R1D1333909	9.000	11-01-31	29,383	18,162
Capital Asset Management, Loan ID - R1D1333990 (G)	0.000	12-01-35	68,813	42,534
Capital Asset Management, Loan ID - R1D1346507	0.000	03-01-36	35,492	21,937
Capital Asset Management, Loan ID - R1D1372940 (G)	6.000	02-01-26	4,647	2,872
Capital Asset Management, Loan ID - R1D1373336 (G)	4.250	07-01-22	731	452
Capital Asset Management, Loan ID - R1D1373352 (H)	10.720	12-01-28	12,375	7,649
Capital Asset Management, Loan ID - R1D1373527 (H)	5.000	10-01-24	5,126	3,168
Capital Asset Management, Loan ID - R1D1374601 (H)	9.996	06-01-28	9,824	6,072
Capital Asset Management, Loan ID - R1D1376601 (G)	5.250	08-01-21	3,948	2,440
Capital Asset Management, Loan ID - R1D1377871 (G)	14.600	10-01-21	3,780	2,337
Capital Asset Management, Loan ID - R1D1377909 (G)	14.069	04-01-22	6,685	4,132
Capital Asset Management, Loan ID - R1D1379345 (G)	14.069	07-01-24	12,643	7,815
Capital Asset Management, Loan ID - R1D1379406 (G)	5.750	09-01-25	7,854	4,855
Capital Asset Management, Loan ID - R1D1379505 (G)	5.250	06-01-21	4,212	2,603
Capital Asset Management, Loan ID - R1D1382459 (G)	11.290	09-01-24	8,526	5,270
Capital Asset Management, Loan ID - R1D1382688 (H)	10.480	10-01-28	5,135	3,174
Capital Asset Management, Loan ID - R1D1383898	13.000	03-01-28	7,696	4,757
Capital Asset Management, Loan ID - R1D1383904 (G)	14.447	04-01-26	8,518	5,265
Capital Asset Management, Loan ID - R1D1384406 (G)	14.148	07-01-23	9,112	5,632
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	4

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
Capital Asset Management, Loan ID - R1D1384420 (G)	14.350	02-01-24	8,976	$5,548
Capital Asset Management, Loan ID - R1D1386024 (H)	8.688	05-01-28	6,203	3,834
Capital Asset Management, Loan ID - R1D1386378 (H)	14.140	08-01-25	2,325	1,437
Capital Asset Management, Loan ID - R1D1386680 (H)	11.000	02-19-34	12,258	7,577
Capital Asset Management, Loan ID - R1D1387610 (H)	13.656	09-23-32	13,567	8,386
Capital Asset Management, Loan ID - R1D1388781 (H)	14.660	12-20-35	13,649	8,437
Capital Asset Management, Loan ID - R1D138888 (G)	3.000	05-01-57	25,694	15,882
Capital Asset Management, Loan ID - R1D1388909 (G)	5.250	10-01-21	8,312	5,138
Capital Asset Management, Loan ID - R1D1389180	11.060	03-01-27	14,097	8,713
Capital Asset Management, Loan ID - R1D1390047 (H)	14.347	05-05-25	6,465	3,996
Capital Asset Management, Loan ID - R1D1390407 (G)	6.000	01-01-21	3,777	2,335
Capital Asset Management, Loan ID - R1D1391149 (G)	14.280	03-01-20	848	524
Capital Asset Management, Loan ID - R1D1391275	14.908	02-05-32	10,106	6,247
Capital Asset Management, Loan ID - R1D1391842	13.970	06-28-35	14,092	8,710
Capital Asset Management, Loan ID - R1D1392485 (G)	8.304	02-01-22	8,524	5,269
Capital Asset Management, Loan ID - R1D1392795 (H)	5.000	11-01-21	5,716	3,533
Capital Asset Management, Loan ID - R1D1392980 (G)	0.000	09-01-25	6,120	3,783
Capital Asset Management, Loan ID - R1D1393130 (G)	4.000	02-01-29	6,709	4,147
Capital Asset Management, Loan ID - R1D1394267 (G)	4.500	10-01-22	5,228	3,231
Capital Asset Management, Loan ID - R1D1394531	11.890	05-01-28	10,516	6,500
Capital Asset Management, Loan ID - R1D1395006	13.690	02-28-30	8,805	5,443
Capital Asset Management, Loan ID - R1D1395613 (H)	14.810	02-01-23	14,939	9,234
Capital Asset Management, Loan ID - R1D1399385 (G)	5.250	10-22-21	329	203
Capital Asset Management, Loan ID - R1D1404291	8.000	08-01-61	24,111	14,903
Capital Asset Management, Loan ID - R1D1404613 (G)	10.000	04-01-25	11,928	7,373
Capital Asset Management, Loan ID - R1D1405485 (H)	8.000	02-01-32	35,339	21,843
Capital Asset Management, Loan ID - R1D1406329 (G)	7.000	04-01-35	73,181	45,233
Capital Asset Management, Loan ID - R1D1410621	10.000	11-30-37	169,739	104,916
Capital Asset Management, Loan ID - R1D1493873 (G)	6.750	08-20-29	96,719	59,782
Capital Asset Management, Loan ID - R1D1495602	0.000	10-08-29	236	146
Capital Asset Management, Loan ID - R1D1500901	0.000	09-29-25	837	517
Capital Asset Management, Loan ID - R1D1526783	6.750	03-01-32	26,600	16,441
Capital Asset Management, Loan ID - R1D1538702	4.500	10-01-59	358,368	221,503
Capital Asset Management, Loan ID - R1D1582190 (H)	2.000	06-01-28	10,757	6,649
Capital Asset Management, Loan ID - R1D1582271 (H)	7.000	10-01-28	18,747	11,588
Capital Asset Management, Loan ID - R1D1582428 (H)	3.000	01-01-43	74,858	46,270
Capital Asset Management, Loan ID - R1D1582688 (G)	6.750	02-01-30	15,939	9,852
Capital Asset Management, Loan ID - R1D1582848 (G)	13.990	05-24-32	12,768	7,892
Capital Asset Management, Loan ID - R1D1583207 (G)	5.000	10-01-31	28,047	17,336
Capital Asset Management, Loan ID - R1D1583331 (H)	4.000	06-01-27	11,483	7,098
Capital Asset Management, Loan ID - R1D1584709 (G)	2.000	02-01-31	9,069	5,606
Capital Asset Management, Loan ID - R1D1584745 (G)	4.000	12-01-36	23,415	14,473
Capital Asset Management, Loan ID - R1D1584833	11.975	04-01-31	21,753	13,446
Capital Asset Management, Loan ID - R1D1585078 (H)	12.250	04-01-24	3,891	2,405
PPR Capital Management, Loan ID - R1D51303030492	8.750	10-01-62	47,312	24,981
PPR Capital Management, Loan ID - R1D51403030022 (G)	9.125	09-01-25	153,406	80,998
PPR Capital Management, Loan ID - R1D51403030279 (G)	5.100	10-01-36	59,053	31,180
PPR Capital Management, Loan ID - R1D51403030352	9.150	11-01-35	49,876	26,335
PPR Capital Management, Loan ID - R1D51403030948 (G)	9.900	05-22-38	23,064	12,178
PPR Capital Management, Loan ID - R1D51502010013	8.350	11-01-42	8,778	4,635
PPR Capital Management, Loan ID - R1D51506010146	7.250	12-01-46	68,872	36,364
PPR Capital Management, Loan ID - R1D51506010444	9.500	01-01-52	51,760	27,329
PPR Capital Management, Loan ID - R1D51506010469 (G)	9.750	09-01-36	23,928	12,634
PPR Capital Management, Loan ID - R1D51506010756	4.800	09-01-25	600	317
5	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust (continued)
PPR Capital Management, Loan ID - R1D51507010001	7.000	01-01-28	4,266	$2,252
PPR Capital Management, Loan ID - R1D51605010212	7.250	06-01-31	22,686	11,978
PPR Capital Management, Loan ID - R1D51611010043 (G)	9.990	01-01-21	20,046	10,584
PPR Capital Management, Loan ID - R1D51611010152	7.625	10-01-29	17,261	9,114
PPR Capital Management, Loan ID - R1D51805030001	7.250	03-20-43	29,980	15,830
PPR Capital Management, Loan ID - R1D51808040029	9.000	06-01-41	18,569	9,804
PPR Capital Management, Loan ID - R1D51812030089	4.000	08-01-47	71,246	37,618
PPR Capital Management, Loan ID - R1D51812030096	13.500	07-01-36	26,579	14,034
PPR Capital Management, Loan ID - R1D51812030180	7.000	02-01-50	118,347	62,487
PPR Capital Management, Loan ID - R1D51903040003 (G)	5.000	01-01-30	16,011	8,454
PPR Capital Management, Loan ID - R1D51903040192	11.625	02-01-37	78,047	41,209
PPR Capital Management, Loan ID - R1D51903040208 (G)	8.990	02-01-22	82,123	43,361
PPR Capital Management, Loan ID - R1D51904010040	6.250	09-01-51	123,539	65,229
PPR Capital Management, Loan ID - R1D51906030034	6.000	12-01-48	214,950	113,493
PPR Capital Management, Loan ID - R1D52007020001 (G)	8.500	04-01-38	20,935	11,054
PPR Capital Management, Loan ID - R1D52110130001 (G)	7.500	05-18-42	98,297	51,901
JH Residential Whole Loan Trust II (E)(F) 13.5%				25,469,073
Achieve, Loan ID - R21032974202	15.250	10-01-33	39,852	41,139
Achieve, Loan ID - R21032974325	12.250	10-01-33	115,470	119,199
Achieve, Loan ID - R21034888477	14.250	05-01-34	110,135	113,692
Achieve, Loan ID - R21034910688	14.750	05-01-39	66,480	68,627
Achieve, Loan ID - R21034913863	13.750	05-01-34	66,179	68,316
Achieve, Loan ID - R2691451298	10.500	10-01-39	45,063	46,518
Achieve, Loan ID - R2691468003	13.375	10-01-34	20,291	20,946
Achieve, Loan ID - R2691468029	11.000	10-01-34	88,108	90,954
Achieve, Loan ID - R2691468052	14.000	10-01-34	44,093	45,517
Achieve, Loan ID - R2691468060	12.250	10-01-34	20,033	20,680
Achieve, Loan ID - R2691468102	12.250	10-01-34	51,780	53,452
Achieve, Loan ID - R2691468110	12.000	10-01-34	19,983	20,629
Achieve, Loan ID - R2691468144	12.000	10-01-34	32,240	33,281
Achieve, Loan ID - R2691468169	12.250	10-01-34	16,488	17,021
Achieve, Loan ID - R2691468185	12.500	10-01-34	79,243	81,802
Achieve, Loan ID - R2691468193	14.250	10-01-34	58,707	60,603
Achieve, Loan ID - R2691468219	12.500	10-01-34	40,359	41,663
Achieve, Loan ID - R2691468227	11.500	10-01-34	63,840	65,902
Achieve, Loan ID - R2691468250	13.250	10-01-34	72,200	74,532
Achieve, Loan ID - R2691468284	11.500	10-01-34	24,116	24,895
Achieve, Loan ID - R2691468300	12.000	10-01-34	37,408	38,616
Achieve, Loan ID - R2691468326	13.750	10-01-34	42,716	44,096
Achieve, Loan ID - R2691468359	13.250	10-01-34	64,276	66,352
Achieve, Loan ID - R2691468383	13.750	10-01-34	12,834	13,249
Achieve, Loan ID - R2691468425	12.000	10-01-34	86,334	89,122
Achieve, Loan ID - R2691468441	11.500	10-01-34	35,834	36,992
Achieve, Loan ID - R2691468458	13.500	10-01-34	23,180	23,928
Achieve, Loan ID - R2691468516	11.750	10-01-34	41,346	42,682
Achieve, Loan ID - R2691468532	10.250	10-01-34	102,286	105,590
Achieve, Loan ID - R2691468573	11.500	10-01-34	49,222	50,812
Achieve, Loan ID - R2691468607	12.500	10-01-34	54,732	56,500
Achieve, Loan ID - R2691468615	12.500	10-01-34	99,715	102,936
Achieve, Loan ID - R2691468623	12.500	10-01-34	138,498	142,972
Achieve, Loan ID - R2691468631	12.500	10-01-34	99,571	102,787
Achieve, Loan ID - R2691468656	12.000	10-01-34	118,327	122,149
Achieve, Loan ID - R2691468664	12.500	10-01-34	58,225	60,105
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	6

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691468698	10.000	10-01-34	51,980	$53,659
Achieve, Loan ID - R2691468722	12.500	10-01-34	40,163	41,460
Achieve, Loan ID - R2691468730	12.000	10-01-34	30,123	31,096
Achieve, Loan ID - R2691468748	13.250	10-01-34	16,438	16,969
Achieve, Loan ID - R2691468763	13.250	10-01-34	146,861	151,604
Achieve, Loan ID - R2691468771	13.750	10-01-34	76,478	78,948
Achieve, Loan ID - R2691468805	12.750	10-01-34	20,475	21,136
Achieve, Loan ID - R2691468839	9.750	10-01-34	20,133	20,783
Achieve, Loan ID - R2691468854	12.000	10-01-34	27,121	27,997
Achieve, Loan ID - R2691468904	12.500	11-01-34	60,804	62,767
Achieve, Loan ID - R2691468995	12.000	11-01-34	54,943	56,717
Achieve, Loan ID - R2691469001	13.500	11-01-34	144,885	149,564
Achieve, Loan ID - R2691469019	12.000	11-01-34	53,116	54,832
Achieve, Loan ID - R2691469076	10.000	11-01-34	30,188	31,163
Achieve, Loan ID - R2691469100	14.310	10-01-39	24,665	25,462
Achieve, Loan ID - R2691469274	14.000	10-01-39	63,620	65,674
Achieve, Loan ID - R2691469282	14.125	10-01-39	69,205	71,440
Achieve, Loan ID - R2691469324	13.000	10-01-39	72,486	74,827
Achieve, Loan ID - R2691469340	13.250	11-01-39	147,360	152,120
Achieve, Loan ID - R2691469357	13.250	11-01-39	141,920	146,504
Achieve, Loan ID - R2691469373	14.000	11-01-39	81,707	84,347
Achieve, Loan ID - R2691491609	12.500	11-01-34	130,392	134,604
Achieve, Loan ID - R2691491625	11.500	11-01-34	43,302	44,701
Achieve, Loan ID - R2691491724	11.000	11-01-34	45,436	46,903
Achieve, Loan ID - R2691491732	13.750	11-01-34	76,602	79,076
Achieve, Loan ID - R2691491740	11.250	11-01-34	52,344	54,035
Achieve, Loan ID - R2691491781	13.500	11-01-39	94,931	97,997
Achieve, Loan ID - R2691491799	14.250	11-01-34	50,102	51,721
Achieve, Loan ID - R2691491815	12.250	11-01-39	89,056	91,932
Achieve, Loan ID - R2691491831	14.250	11-01-34	69,581	71,829
Achieve, Loan ID - R2691491856	13.750	11-01-34	122,524	126,481
Achieve, Loan ID - R2691491898	12.250	11-01-34	94,861	97,925
Achieve, Loan ID - R2691491906	10.000	11-01-34	48,074	49,626
Achieve, Loan ID - R2691491922	10.500	11-01-39	76,160	78,620
Achieve, Loan ID - R2691510606	13.250	11-01-39	59,635	61,561
Achieve, Loan ID - R2691510705	12.500	11-01-34	74,371	76,773
Achieve, Loan ID - R2691510713	13.250	11-01-34	36,655	37,839
Achieve, Loan ID - R2691510754	13.500	11-01-34	60,180	62,124
Achieve, Loan ID - R2691510762	11.500	11-01-34	126,986	131,088
Achieve, Loan ID - R2691510770	12.000	11-01-34	50,842	52,485
Achieve, Loan ID - R2691510796	13.750	11-01-34	107,867	111,351
Achieve, Loan ID - R2691510804	14.250	11-01-34	30,178	31,153
Achieve, Loan ID - R2691510820	11.250	11-01-34	30,269	31,246
Achieve, Loan ID - R2691510846	12.250	11-01-34	34,747	35,869
Achieve, Loan ID - R2691510903	9.750	11-01-34	96,645	99,767
Achieve, Loan ID - R2691510937	12.000	11-01-39	20,683	21,351
Achieve, Loan ID - R2691510960	13.000	11-01-34	21,611	22,309
Achieve, Loan ID - R2691510978	13.000	11-01-34	35,278	36,417
Achieve, Loan ID - R2691511000	12.500	11-01-34	39,826	41,112
Achieve, Loan ID - R2691511034	12.500	11-01-34	40,270	41,571
Achieve, Loan ID - R2691511091	10.500	11-01-39	48,725	50,299
Achieve, Loan ID - R2691511133	12.750	11-01-34	45,299	46,762
Achieve, Loan ID - R2691511216	13.750	11-01-34	120,050	123,928
Achieve, Loan ID - R2691511232	13.000	11-01-34	30,196	31,171
7	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691511257	14.000	11-01-39	138,993	$143,483
Achieve, Loan ID - R2691511265	12.750	11-01-39	75,182	77,610
Achieve, Loan ID - R2691511273	13.750	11-01-34	28,212	29,123
Achieve, Loan ID - R2691511281	12.500	11-01-34	35,187	36,323
Achieve, Loan ID - R2691511349	10.750	11-01-34	20,348	21,005
Achieve, Loan ID - R2691511356	10.750	11-01-34	76,750	79,229
Achieve, Loan ID - R2691511448	12.750	11-01-34	47,174	48,697
Achieve, Loan ID - R2691511471	12.000	11-01-34	72,561	74,905
Achieve, Loan ID - R2691511489	12.750	11-01-39	39,075	40,337
Achieve, Loan ID - R2691511497	13.250	11-01-34	29,884	30,849
Achieve, Loan ID - R2691511521	10.000	11-01-34	14,021	14,474
Achieve, Loan ID - R2691511539	14.250	11-01-34	68,147	70,348
Achieve, Loan ID - R2691511554	9.750	11-01-34	19,734	20,371
Achieve, Loan ID - R2691511570	9.250	11-01-34	20,064	20,712
Achieve, Loan ID - R2691511588	12.000	11-01-34	60,221	62,166
Achieve, Loan ID - R2691511596	11.000	11-01-34	37,531	38,743
Achieve, Loan ID - R2691511695	13.000	11-01-34	17,591	18,160
Achieve, Loan ID - R2691511703	12.750	11-01-34	77,077	79,566
Achieve, Loan ID - R2691511737	10.500	11-01-34	84,957	87,702
Achieve, Loan ID - R2691511745	11.250	11-01-34	48,588	50,157
Achieve, Loan ID - R2691511802	11.750	11-01-34	41,172	42,502
Achieve, Loan ID - R2691511810	11.750	11-01-34	46,751	48,261
Achieve, Loan ID - R2691511844	8.750	11-01-34	83,042	85,724
Achieve, Loan ID - R2691511869	14.250	11-01-34	50,050	51,667
Achieve, Loan ID - R2691511885	9.500	11-01-34	61,076	63,049
Achieve, Loan ID - R2691511893	11.500	11-01-34	103,336	106,674
Achieve, Loan ID - R2691511901	13.000	11-01-39	32,591	33,644
Achieve, Loan ID - R2691629133	13.000	11-01-34	40,211	41,510
Achieve, Loan ID - R2691629158	11.750	11-01-34	63,140	65,180
Achieve, Loan ID - R2691629174	11.250	11-01-34	15,702	16,209
Achieve, Loan ID - R2691629182	11.750	11-01-34	148,101	152,885
Achieve, Loan ID - R2691629208	10.750	11-01-34	33,782	34,873
Achieve, Loan ID - R2691629232	12.750	11-01-34	20,182	20,834
Achieve, Loan ID - R2691629240	12.000	11-01-34	20,238	20,892
Achieve, Loan ID - R2691629257	8.750	11-01-34	42,213	43,577
Achieve, Loan ID - R2691629273	11.750	11-01-34	80,962	83,577
Achieve, Loan ID - R2691629315	9.750	11-01-34	57,315	59,166
Achieve, Loan ID - R2691629364	11.750	11-01-34	83,381	86,074
Achieve, Loan ID - R2691629414	12.500	11-01-34	63,810	65,871
Achieve, Loan ID - R2691629422	11.750	11-01-34	81,752	84,392
Achieve, Loan ID - R2691629430	12.750	11-01-34	21,760	22,463
Achieve, Loan ID - R2691629448	13.250	11-01-34	32,165	33,204
Achieve, Loan ID - R2691629463	12.000	11-01-34	124,490	128,511
Achieve, Loan ID - R2691629489	12.500	11-01-39	76,675	79,152
Achieve, Loan ID - R2691644405	12.750	11-01-34	51,072	52,722
Achieve, Loan ID - R2691644421	13.250	11-01-39	57,459	59,315
Achieve, Loan ID - R2691644447	9.250	11-01-34	142,032	146,620
Achieve, Loan ID - R2691644454	10.750	11-01-34	136,510	140,919
Achieve, Loan ID - R2691644462	13.250	11-01-34	31,080	32,084
Achieve, Loan ID - R2691644488	12.500	11-01-34	92,187	95,164
Achieve, Loan ID - R2691644504	10.750	11-01-34	49,586	51,188
Achieve, Loan ID - R2691644538	9.250	11-01-34	79,714	82,289
Achieve, Loan ID - R2691644553	11.750	11-01-34	49,811	51,420
Achieve, Loan ID - R2691644595	11.750	11-01-34	77,704	80,213
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	8

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691644652	9.500	11-01-34	26,684	$27,546
Achieve, Loan ID - R2691644728	11.750	11-01-34	37,914	39,138
Achieve, Loan ID - R2691644751	12.750	11-01-34	58,227	60,108
Achieve, Loan ID - R2691644777	12.300	11-01-34	30,106	31,079
Achieve, Loan ID - R2691644850	12.000	11-01-34	53,903	55,644
Achieve, Loan ID - R2691644900	11.500	11-01-34	47,151	48,674
Achieve, Loan ID - R2691644918	9.000	11-01-34	65,784	67,909
Achieve, Loan ID - R2691644926	12.250	11-01-39	97,464	100,613
Achieve, Loan ID - R2691644942	12.000	11-01-34	148,084	152,868
Achieve, Loan ID - R2691644975	13.875	11-01-39	54,771	56,540
Achieve, Loan ID - R2691645006	13.250	11-01-34	73,704	76,085
Achieve, Loan ID - R2691645014	9.750	11-01-34	125,500	129,554
Achieve, Loan ID - R2691645048	8.750	11-01-34	61,491	63,477
Achieve, Loan ID - R2691645055	10.750	11-01-34	31,707	32,732
Achieve, Loan ID - R2691828396	13.750	12-01-34	35,000	36,120
Achieve, Loan ID - R2691828438	10.750	12-01-34	42,250	43,602
Achieve, Loan ID - R2691828552	12.750	12-01-34	21,350	22,033
Achieve, Loan ID - R2691828560	13.250	12-01-34	109,550	113,056
Achieve, Loan ID - R2691828628	13.250	12-01-34	49,100	50,671
Achieve, Loan ID - R2691828669	11.250	12-01-34	46,850	48,349
Achieve, Loan ID - R2691828800	12.000	12-01-39	50,150	51,755
Achieve, Loan ID - R2691842744	12.000	12-01-34	33,450	34,520
Achieve, Loan ID - R2691842751	13.000	12-01-39	149,900	154,704
Achieve, Loan ID - R2691842769	13.000	12-01-34	46,200	47,678
Achieve, Loan ID - R2691842777	13.000	12-01-39	46,400	47,885
Achieve, Loan ID - R2691842785	13.000	12-01-34	86,800	89,578
Achieve, Loan ID - R2691842793	13.000	12-01-39	93,100	96,079
Achieve, Loan ID - R2691842801	10.500	12-01-39	131,000	135,192
Achieve, Loan ID - R2691842827	11.500	12-01-34	33,250	34,314
Achieve, Loan ID - R2691842835	12.500	12-01-39	48,000	49,536
Achieve, Loan ID - R2691842843	13.500	12-01-39	52,000	53,664
Achieve, Loan ID - R2691842850	13.500	12-01-39	68,450	70,640
Achieve, Loan ID - R2691842868	13.500	12-01-39	25,500	26,316
Achieve, Loan ID - R2691842876	13.500	12-01-39	137,608	142,012
Achieve, Loan ID - R2691842884	8.750	12-01-34	47,100	48,607
Achieve, Loan ID - R2691842900	8.750	12-01-34	35,000	36,120
Achieve, Loan ID - R2691842926	9.250	12-01-34	47,400	48,917
Achieve, Loan ID - R2691842975	11.250	12-01-34	75,500	77,916
Achieve, Loan ID - R2691842983	11.650	12-01-34	34,800	35,914
Achieve, Loan ID - R2691842991	11.750	12-01-34	51,300	52,942
Achieve, Loan ID - R2691843015	11.750	12-01-34	69,600	71,827
Achieve, Loan ID - R2691843023	12.750	12-01-34	25,300	26,110
Achieve, Loan ID - R2691843031	12.750	12-01-34	74,550	76,936
Achieve, Loan ID - R2691843049	12.750	12-01-34	20,400	21,053
Achieve, Loan ID - R2691843056	12.750	12-01-34	35,900	37,049
Achieve, Loan ID - R2691843064	12.750	12-01-34	46,000	47,472
Achieve, Loan ID - R2691843072	12.750	12-01-34	31,350	32,353
Achieve, Loan ID - R2691843080	13.250	12-01-34	38,600	39,835
Achieve, Loan ID - R2691843098	13.250	12-01-34	110,050	113,572
Achieve, Loan ID - R2691843106	13.250	12-01-34	38,900	40,145
Achieve, Loan ID - R2691843114	13.750	12-01-34	51,400	53,045
Achieve, Loan ID - R2691843148	13.500	12-01-39	99,000	102,168
Achieve, Loan ID - R2691843163	12.750	12-01-34	76,250	78,690
Achieve, Loan ID - R2691843171	11.750	12-01-34	109,100	112,591
9	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691843189	11.650	12-01-34	91,500	$94,428
Achieve, Loan ID - R2691843213	11.250	12-01-34	44,700	46,130
Achieve, Loan ID - R2691843221	13.000	12-01-34	45,000	46,440
Achieve, Loan ID - R2691843239	11.250	12-01-34	73,000	75,336
Achieve, Loan ID - R2691843247	11.750	12-01-34	68,800	71,002
Achieve, Loan ID - R2691843254	11.000	12-01-34	78,500	81,012
Achieve, Loan ID - R2691843262	11.000	12-01-34	104,400	107,741
Achieve, Loan ID - R2691843270	13.750	12-01-34	75,600	78,019
Achieve, Loan ID - R2691865547	11.000	12-01-34	66,200	68,318
Achieve, Loan ID - R2691865554	12.000	12-01-39	60,000	61,920
Achieve, Loan ID - R2691865570	13.500	12-01-39	38,200	39,422
Achieve, Loan ID - R2691865588	12.500	12-01-39	111,500	115,068
Achieve, Loan ID - R2691865596	13.250	12-01-34	54,300	56,038
Achieve, Loan ID - R2691865604	13.500	12-01-39	150,000	154,800
Achieve, Loan ID - R2691865620	14.500	12-01-39	71,150	73,427
Achieve, Loan ID - R2691865638	13.500	12-01-34	54,500	56,244
Achieve, Loan ID - R2691865646	12.750	12-01-34	57,100	58,927
Achieve, Loan ID - R2691865653	13.750	12-01-34	59,300	61,198
Achieve, Loan ID - R2691865679	10.750	12-01-34	69,200	71,414
Achieve, Loan ID - R2691865687	11.750	12-01-34	120,150	123,995
Achieve, Loan ID - R2691865695	11.500	12-01-34	98,800	101,962
Achieve, Loan ID - R2691865703	8.750	12-01-34	51,400	53,045
Achieve, Loan ID - R2691865711	13.250	12-01-34	26,800	27,658
Achieve, Loan ID - R2691865729	13.500	12-01-39	34,700	35,810
Achieve, Loan ID - R2691865737	14.000	12-01-39	75,200	77,606
Achieve, Loan ID - R2691865752	8.750	12-01-34	29,100	30,031
Achieve, Loan ID - R2691865760	14.000	12-01-39	95,800	98,866
Achieve, Loan ID - R2691865778	9.250	12-01-34	33,000	34,056
Achieve, Loan ID - R2691865786	13.250	12-01-34	50,550	52,168
Achieve, Loan ID - R2691865794	13.250	12-01-34	63,500	65,532
Achieve, Loan ID - R2691865810	13.750	12-01-34	46,100	47,575
Achieve, Loan ID - R2691865844	12.000	12-01-39	21,150	21,827
Achieve, Loan ID - R2691865869	12.000	12-01-34	75,700	78,122
Achieve, Loan ID - R2691865877	12.750	12-01-34	34,450	35,552
Achieve, Loan ID - R2691865885	10.750	12-01-34	104,200	107,534
Achieve, Loan ID - R2691865893	13.500	12-01-34	77,000	79,464
Achieve, Loan ID - R2691865927	8.750	12-01-34	144,050	148,660
Achieve, Loan ID - R2691865935	12.000	12-01-39	58,450	60,320
Achieve, Loan ID - R2691865943	9.250	12-01-34	60,600	62,539
Achieve, Loan ID - R2691865950	11.750	12-01-34	64,750	66,822
Achieve, Loan ID - R2691865968	13.500	12-01-39	33,800	34,882
Achieve, Loan ID - R2691865976	12.750	12-01-34	23,750	24,510
Achieve, Loan ID - R2691865984	13.250	12-01-34	36,100	37,255
Achieve, Loan ID - R2691865992	8.750	12-01-34	41,550	42,880
Achieve, Loan ID - R2691866008	12.750	12-01-39	61,200	63,158
Achieve, Loan ID - R2691866016	14.000	12-01-39	95,250	98,298
Achieve, Loan ID - R2691866057	11.250	12-01-34	62,200	64,190
Achieve, Loan ID - R2691866065	12.750	12-01-39	116,400	120,125
Achieve, Loan ID - R2691866073	11.750	12-01-34	69,200	71,414
Achieve, Loan ID - R2691866198	13.250	12-01-34	58,100	59,959
Achieve, Loan ID - R2691866271	11.250	12-01-34	44,700	46,130
Achieve, Loan ID - R2691866289	14.000	12-01-39	33,000	34,056
Achieve, Loan ID - R2691866297	12.500	12-01-34	51,200	52,838
Achieve, Loan ID - R2691866321	13.750	12-01-39	120,900	124,769
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	10

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691866347	11.000	12-01-34	54,450	$56,192
Achieve, Loan ID - R2691866354	13.500	12-01-39	30,200	31,166
Achieve, Loan ID - R2691866370	11.250	12-01-34	44,550	45,976
Achieve, Loan ID - R2691866388	12.000	12-01-39	83,450	86,120
Achieve, Loan ID - R2691866396	12.750	12-01-34	95,400	98,453
Achieve, Loan ID - R2691866438	12.250	12-01-34	40,250	41,538
Achieve, Loan ID - R2691866446	14.500	12-01-39	35,600	36,739
Achieve, Loan ID - R2691866453	12.750	12-01-34	97,300	100,414
Achieve, Loan ID - R2691866461	12.500	12-01-39	49,700	51,290
Achieve, Loan ID - R2691866479	13.500	12-01-39	41,750	43,086
Achieve, Loan ID - R2691866495	9.750	12-01-34	99,050	102,220
Achieve, Loan ID - R2691866503	12.000	12-01-39	59,900	61,817
Achieve, Loan ID - R2691866511	14.000	12-01-39	33,300	34,366
Achieve, Loan ID - R2691866537	13.750	12-01-34	94,250	97,266
Achieve, Loan ID - R2691866552	10.750	12-01-34	98,700	101,858
Achieve, Loan ID - R2691866560	13.250	12-01-34	60,650	62,591
Achieve, Loan ID - R2691866586	8.750	12-01-34	150,000	154,800
Achieve, Loan ID - R2691866594	12.500	12-01-39	122,000	125,904
Achieve, Loan ID - R2691866602	12.250	12-01-34	91,500	94,428
Achieve, Loan ID - R2691866610	10.750	12-01-34	110,250	113,778
Achieve, Loan ID - R2691866628	8.750	12-01-34	63,900	65,945
Achieve, Loan ID - R2691866636	12.500	12-01-39	54,300	56,038
Achieve, Loan ID - R2691889604	13.000	12-01-34	50,600	52,219
Achieve, Loan ID - R2691889612	12.750	12-01-34	23,100	23,839
Achieve, Loan ID - R2691889620	13.250	12-01-34	57,900	59,753
Achieve, Loan ID - R2691889638	12.000	12-01-34	22,800	23,530
Achieve, Loan ID - R2691889646	11.250	12-01-34	79,000	81,528
Achieve, Loan ID - R2691889653	9.250	12-01-34	34,650	35,759
Achieve, Loan ID - R2691889661	14.000	12-01-39	59,600	61,507
Achieve, Loan ID - R2691889679	12.750	12-01-39	17,050	17,596
Achieve, Loan ID - R2691889687	12.000	12-01-34	79,700	82,250
Achieve, Loan ID - R2691889703	12.625	12-01-34	85,500	88,236
Achieve, Loan ID - R2691889711	12.750	12-01-34	86,600	89,371
Achieve, Loan ID - R2691889729	12.750	12-01-34	60,700	62,642
Achieve, Loan ID - R2691889737	11.750	12-01-34	34,267	35,363
Achieve, Loan ID - R2691889745	11.750	12-01-34	63,700	65,738
Achieve, Loan ID - R2691889752	10.750	12-01-34	65,750	67,854
Achieve, Loan ID - R2691889760	9.250	12-01-34	94,500	97,524
Achieve, Loan ID - R2691889778	14.250	12-01-39	56,350	58,153
Achieve, Loan ID - R2691889802	13.500	12-01-39	105,000	108,360
Achieve, Loan ID - R2691889810	14.000	12-01-39	80,950	83,540
Achieve, Loan ID - R2691889828	13.250	12-01-34	23,100	23,839
Achieve, Loan ID - R2691889844	14.000	12-01-34	49,200	50,774
Achieve, Loan ID - R2691889851	13.500	12-01-34	61,250	63,210
Achieve, Loan ID - R2691889877	12.000	12-01-39	68,600	70,795
Achieve, Loan ID - R2691889901	11.750	12-01-34	150,000	154,800
Achieve, Loan ID - R2691889919	13.000	12-01-39	32,300	33,334
Achieve, Loan ID - R2691914576	13.250	12-01-34	35,700	36,842
Achieve, Loan ID - R2691914592	12.750	12-01-34	44,800	46,234
Achieve, Loan ID - R2691914600	13.250	12-01-34	70,000	72,240
Achieve, Loan ID - R2691914618	11.500	12-01-34	76,000	78,432
Achieve, Loan ID - R2691914634	13.750	12-01-34	28,200	29,102
Achieve, Loan ID - R2691914642	11.250	12-01-34	59,700	61,610
Achieve, Loan ID - R2691914667	13.250	12-01-34	28,700	29,618
11	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691914675	10.750	12-01-34	58,650	$60,527
Achieve, Loan ID - R2691914683	12.750	12-01-34	48,300	49,846
Achieve, Loan ID - R2691914709	12.750	12-01-34	70,900	73,169
Achieve, Loan ID - R2691914717	12.250	12-01-34	146,200	150,878
Achieve, Loan ID - R2691914725	13.250	12-01-34	42,250	43,602
Achieve, Loan ID - R2691914733	13.250	12-01-34	50,000	51,600
Achieve, Loan ID - R2691914774	13.250	12-01-34	47,800	49,330
Achieve, Loan ID - R2691914782	13.750	12-01-34	109,850	113,365
Achieve, Loan ID - R2691914808	12.750	12-01-34	88,800	91,642
Achieve, Loan ID - R2691914816	14.000	12-01-39	35,250	36,378
Achieve, Loan ID - R2691914857	11.750	12-01-34	24,150	24,923
Achieve, Loan ID - R2691914865	12.750	12-01-39	102,800	106,090
Achieve, Loan ID - R2691914873	12.500	12-01-39	50,500	52,116
Achieve, Loan ID - R2691914881	12.750	12-01-39	64,750	66,822
Achieve, Loan ID - R2691914899	13.750	12-01-39	101,807	105,065
Achieve, Loan ID - R2691914915	14.000	12-01-39	49,600	51,187
Achieve, Loan ID - R2691914931	8.750	12-01-34	91,100	94,015
Achieve, Loan ID - R2691914949	13.000	12-01-39	29,000	29,928
Achieve, Loan ID - R2691914956	11.750	12-01-34	80,200	82,766
Achieve, Loan ID - R2691914998	12.750	12-01-34	54,300	56,038
Achieve, Loan ID - R2691915003	13.500	12-01-39	123,300	127,246
Achieve, Loan ID - R2691915029	12.250	12-01-34	88,700	91,538
Achieve, Loan ID - R2691915037	12.500	12-01-39	55,000	56,760
Achieve, Loan ID - R2691915052	14.375	12-01-39	25,110	25,913
Achieve, Loan ID - R2691915060	14.000	12-01-39	31,600	32,611
Achieve, Loan ID - R2691915094	14.000	12-01-39	65,964	68,075
Achieve, Loan ID - R2691915102	13.250	12-01-34	27,850	28,741
Achieve, Loan ID - R2691915144	14.000	12-01-39	72,450	74,768
Achieve, Loan ID - R2691915235	14.000	12-01-39	87,400	90,197
Achieve, Loan ID - R2691915250	12.250	12-01-34	78,100	80,599
Achieve, Loan ID - R2691915268	14.000	12-01-39	39,200	40,454
Achieve, Loan ID - R2691915276	12.500	12-01-39	40,500	41,796
Achieve, Loan ID - R2691915284	13.750	12-01-34	40,600	41,899
Achieve, Loan ID - R2691915300	13.500	12-01-39	64,200	66,254
Achieve, Loan ID - R2691915318	12.750	12-01-39	90,000	92,880
Achieve, Loan ID - R2691915342	13.000	12-01-39	52,300	53,974
Achieve, Loan ID - R2691915409	12.250	12-01-34	129,200	133,334
Achieve, Loan ID - R2691915417	13.750	12-01-34	104,000	107,328
Achieve, Loan ID - R2691915425	13.250	12-01-34	70,000	72,240
Achieve, Loan ID - R2691915458	11.750	12-01-34	50,500	52,116
Achieve, Loan ID - R2691915482	13.250	12-01-34	47,000	48,504
Achieve, Loan ID - R2691915508	13.250	12-01-34	50,000	51,600
Achieve, Loan ID - R2691915524	13.500	12-01-34	73,300	75,646
Achieve, Loan ID - R2691915540	12.250	12-01-34	94,200	97,214
Achieve, Loan ID - R2691915573	13.250	12-01-34	150,000	154,800
Achieve, Loan ID - R2691915599	13.750	12-01-39	107,100	110,527
Achieve, Loan ID - R2691915607	11.750	12-01-34	53,200	54,902
Achieve, Loan ID - R2691915615	13.500	12-01-39	58,000	59,856
Achieve, Loan ID - R2691915649	13.500	12-01-34	20,400	21,053
Achieve, Loan ID - R2691915664	13.250	12-01-34	40,000	41,280
Achieve, Loan ID - R2691915672	13.500	12-01-39	113,800	117,442
Achieve, Loan ID - R2691915706	12.750	12-01-34	42,500	43,860
Achieve, Loan ID - R2691915714	12.500	12-01-39	57,250	59,082
Achieve, Loan ID - R2691915730	14.000	12-01-39	150,000	154,800
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	12

	Rate (%)	Maturity date	Par value^	Value
JH Residential Whole Loan Trust II (continued)
Achieve, Loan ID - R2691915748	13.750	12-01-34	31,300	$32,302
Achieve, Loan ID - R2691915755	13.000	12-01-34	51,600	53,251
Achieve, Loan ID - R2691915763	12.500	12-01-39	99,600	102,787
Achieve, Loan ID - R2691915813	12.000	12-01-34	114,100	117,751
Achieve, Loan ID - R2691915821	12.750	12-01-34	16,100	16,615
Achieve, Loan ID - R2691915854	11.900	12-01-39	37,350	38,545
Achieve, Loan ID - R2691915862	13.250	12-01-34	150,000	154,800
Achieve, Loan ID - R2691915904	14.000	12-01-39	54,450	56,192
Achieve, Loan ID - R2691915912	14.000	12-01-39	54,500	56,244
Achieve, Loan ID - R2691915920	12.250	12-01-34	61,250	63,210
Achieve, Loan ID - R2691915979	13.250	12-01-34	24,000	24,768
Achieve, Loan ID - R2691915995	14.250	12-01-39	150,000	154,800
Achieve, Loan ID - R2691916019	9.250	12-01-34	45,200	46,646
Achieve, Loan ID - R2691916027	13.250	12-01-34	54,350	56,089
Achieve, Loan ID - R2691916035	8.750	12-01-34	77,500	79,980
Achieve, Loan ID - R2691916050	9.500	12-01-39	28,450	29,360
Achieve, Loan ID - R2691916084	12.750	12-01-39	20,750	21,414
Achieve, Loan ID - R2691916100	12.250	12-01-34	31,100	32,095
Achieve, Loan ID - R2691916134	13.250	12-01-39	22,900	23,633
Achieve, Loan ID - R2691916142	13.000	12-01-39	46,600	48,091
Achieve, Loan ID - R2691916183	13.750	12-01-34	54,500	56,244
Achieve, Loan ID - R2691916191	13.250	12-01-34	19,750	20,382
Achieve, Loan ID - R2691920169	12.250	12-01-34	74,450	76,832
Achieve, Loan ID - R2691920185	13.250	12-01-34	24,100	24,871
Achieve, Loan ID - R2691920193	12.750	12-01-34	55,550	57,328
Achieve, Loan ID - R2691920219	9.250	12-01-34	47,650	49,175
Achieve, Loan ID - R2691920276	14.250	12-01-39	25,250	26,058
Achieve, Loan ID - R2691920292	14.000	12-01-39	46,900	48,401
Achieve, Loan ID - R2691920359	9.250	12-01-34	128,200	132,302
Achieve, Loan ID - R2691920367	13.250	12-01-34	52,900	54,593
Residential whole loans 3.5%				6,645,704
ACHM Trust
Series 2023-HE2, Class D PO (A)	4.030	10-25-38	567,739	258,542
Series 2023-HE2, Class XS IO (A)(F)(J)	—	10-25-38	5,740,758	163,038
Series 2024-HE1, Class D PO (A)	5.847	05-25-39	693,634	75,319
Series 2024-HE1, Class XS IO (A)(F)(J)	—	05-25-39	9,909,053	1,026,578
Series 2024-HE2, Class D PO (A)	5.474	10-25-39	668,456	110,455
Series 2024-HE2, Class XS IO (A)(J)	—	10-25-39	9,549,545	1,385,418
FIGRE Trust
Series 2024-HE5, Class CE PO (A)(J)	—	10-25-54	465,170	1,622,604
JP Morgan Mortgage Trust
Series 2025-CES1, Class M1 (A)(D)	6.267	05-25-55	2,000,000	2,003,750

Term loans (K) 14.8%				$27,971,313
(Cost $28,094,436)
Commercial real estate lending 14.8%				27,971,313
Clairemont Drive LLC, Term Loan (1 month CME Term SOFR + 7.000%) (F)	11.623	03-11-26	4,120,790	4,040,023
Genprov Holdco LLC, Term Loan (1 month CME Term SOFR + 4.900%) (F)	9.775	08-11-26	4,877,860	4,871,519
MCR Newark Airport LLC, Term Loan (1 month CME Term SOFR + 6.250%) (F)	11.000	04-11-27	4,582,624	4,540,922
Stevens Creek Boulevard, Term Loan (1 month CME Term SOFR + 5.800%) (F)	10.623	07-11-26	4,560,660	4,528,279
13	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Commercial real estate lending (continued)
Verena at Gilbert, Delayed Draw Term Loan (1 month CME Term SOFR + 5.000%) (F)	9.623	01-11-27		4,681,619	$4,613,268

Verena at Hillard, Term Loan (1 month CME Term SOFR + 5.350%) (F)	9.973	04-11-27		5,456,420	5,377,302
Profit participating notes 12.3%					$23,221,060
(Cost $21,591,247)
Corporate asset-based credit 0.8%					1,428,293
Tilapia Finance Profit Participating Notes (3 month EURIBOR + 6.900%) (C)(F)	9.489	12-12-33	EUR	1,376,800	1,428,293
Transportation assets 11.5%					21,792,767
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company (F)(L)(M)	—	04-26-44		20,897,863	21,792,767

	Shares	Value
Special purpose vehicles 11.6%		$21,975,952
(Cost $20,845,732)
Industrials 7.2%		13,592,426
JH Liftco LLC (F)(M)(N)	6,845,000	6,169,163
JH Finance LeaseCo LLC (F)(M)(N)	7,332,249	7,423,263
Transportation assets 4.4%		8,383,526
MSN 803 Trust (M)(N)	7,882,217	8,383,526

	Rate (%)	Maturity date	Par value^	Value
Consumer-related assets 6.4%				$12,033,871
(Cost $13,005,194)
Consumer loans 6.4%				12,033,871
ACHV ABS Trust
Series 2023-3PL, Class R (A)(F)(J)	—	08-19-30	2,637	331,153
Avant Loans Funding Trust
Series 2022-REV1, Class E (A)	12.980	09-15-31	3,000,000	3,036,301
Best Egg Asset Structured Pass Through Master Trust
Series 2025-A, Class CERT (A)(F)(J)	—	01-15-35	3,003	478,045
Credit Suisse ABS Repackaging Trust
Series 2013-A, Class R1 (A)(F)(J)	—	04-25-43	5,000	2,151,381
Mosaic Solar Loan Trust
Series 2018-2GS, Class R IO (A)(J)	—	02-22-44	19,131,000	3,004,562
Santander Drive Auto Receivables Trust
Series 2023-S1, Class CERT (A)(F)(J)	—	04-18-28	11,500	3,032,429

Consumer loans 4.1%				$7,649,223
(Cost $7,893,183)
JH Consumer Loan Trust (E)(F) 4.1%				7,649,223
Achieve, Loan ID - C18648251	20.990	12-14-26	17,557	17,270
Achieve, Loan ID - C22902472	16.740	12-10-26	24,569	24,168
Achieve, Loan ID - C23042033	20.240	01-27-28	13,576	13,355
Achieve, Loan ID - C23253984	14.990	01-15-26	13,468	13,248
Achieve, Loan ID - C23300084	16.490	01-25-27	12,431	12,228
Achieve, Loan ID - C23301086	21.740	02-13-28	18,006	17,712
Achieve, Loan ID - C23500788	8.490	01-15-28	8,898	8,753
Achieve, Loan ID - C23511393	25.490	01-20-26	2,357	2,318
Achieve, Loan ID - C23688425 (H)	25.990	01-21-27	7,136	7,020
Achieve, Loan ID - C23885575	13.740	01-24-27	14,338	14,104
Achieve, Loan ID - C23902626	23.990	01-23-28	18,802	18,495
Achieve, Loan ID - C23957226	22.240	12-11-25	16,512	16,243
Achieve, Loan ID - C23964782	26.990	12-10-27	33,522	32,976
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	14

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C23966505	26.990	02-25-28	16,819	$16,545
Achieve, Loan ID - C23983604 (I)	17.240	01-23-25	183	180
Achieve, Loan ID - C23985013	26.990	02-28-28	8,884	8,739
Achieve, Loan ID - C23988868	21.740	12-10-27	16,580	16,310
Achieve, Loan ID - C23992646	26.990	01-15-28	9,052	8,904
Achieve, Loan ID - C23992707	21.990	12-04-27	35,684	35,103
Achieve, Loan ID - C23993537	22.990	12-16-26	24,260	23,864
Achieve, Loan ID - C24002565	26.990	12-10-27	8,043	7,912
Achieve, Loan ID - C24003540	23.990	01-25-26	7,223	7,105
Achieve, Loan ID - C24016122	24.490	01-23-26	9,879	9,718
Achieve, Loan ID - C24095448	26.990	02-25-28	15,746	15,490
Achieve, Loan ID - C24100561	26.740	12-14-27	12,508	12,304
Achieve, Loan ID - C24111885	25.990	02-25-28	18,345	18,046
Achieve, Loan ID - C24117426	25.490	01-26-26	13,957	13,729
Achieve, Loan ID - C24118254	16.240	01-25-28	35,031	34,460
Achieve, Loan ID - C24119783	26.740	01-20-28	13,948	13,721
Achieve, Loan ID - C24152557	24.990	02-27-28	431	424
Achieve, Loan ID - C24160824	21.490	01-26-28	10,992	10,813
Achieve, Loan ID - C24166360	26.990	02-27-28	6,891	6,779
Achieve, Loan ID - C24173305	21.490	01-15-27	6,669	6,560
Achieve, Loan ID - C24178392	14.240	01-26-28	19,300	18,985
Achieve, Loan ID - C24219111	13.740	12-14-26	28,662	28,195
Achieve, Loan ID - C24223658	8.740	12-14-25	14,492	14,256
Achieve, Loan ID - C24226452	18.740	01-29-27	8,741	8,599
Achieve, Loan ID - C24228404	19.740	01-27-27	18,346	18,047
Achieve, Loan ID - C24234040	15.490	01-27-28	14,630	14,392
Achieve, Loan ID - C24250851	9.240	01-20-26	9,327	9,175
Achieve, Loan ID - C24253181	24.990	12-15-25	1,985	1,953
Achieve, Loan ID - C24253285	15.490	01-27-27	26,635	26,201
Achieve, Loan ID - C24281913	26.990	02-29-28	29,706	29,222
Achieve, Loan ID - C24284884	26.240	01-20-28	11,244	11,061
Achieve, Loan ID - C24305742	25.240	12-16-26	17,858	17,567
Achieve, Loan ID - C24322154	25.490	12-16-25	4,505	4,432
Achieve, Loan ID - C24328234	24.240	01-29-28	29,946	29,458
Achieve, Loan ID - C24332351	26.490	01-29-27	39,601	38,955
Achieve, Loan ID - C24337568	17.990	01-30-26	9,329	9,177
Achieve, Loan ID - C24347890 (H)	26.490	12-16-26	9,644	9,487
Achieve, Loan ID - C24349300 (H)	26.990	02-29-28	10,769	10,593
Achieve, Loan ID - C24361791	25.740	02-29-28	30,335	29,841
Achieve, Loan ID - C24363366	24.990	01-29-28	552	543
Achieve, Loan ID - C24389875	5.990	02-06-25	339	334
Achieve, Loan ID - C24390487	5.990	02-03-25	413	406
Achieve, Loan ID - C24702290	25.490	12-24-27	6,682	6,573
Achieve, Loan ID - C24708215	17.740	02-03-27	13,021	12,809
Achieve, Loan ID - C24737748	16.240	12-28-26	15,427	15,175
Achieve, Loan ID - C24770901	18.990	12-25-26	15,089	14,843
Achieve, Loan ID - C24783767	26.990	03-09-28	9,589	9,433
Achieve, Loan ID - C24785164	20.740	12-25-27	13,064	12,851
Achieve, Loan ID - C24786979	26.990	03-09-28	25,611	25,193
Achieve, Loan ID - C24808124	23.490	02-13-28	18,414	18,114
Achieve, Loan ID - C24808507	18.990	02-02-26	13,290	13,074
Achieve, Loan ID - C24808865	26.990	12-28-27	1,969	1,937
Achieve, Loan ID - C24814257	26.990	03-10-28	3,703	3,642
Achieve, Loan ID - C24838632	26.990	03-11-28	14,462	14,226
15	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C24842245	9.240	12-26-27	8,442	$8,304
Achieve, Loan ID - C24891649	23.490	02-01-27	33,566	33,019
Achieve, Loan ID - C24929161	25.740	03-12-28	15,548	15,295
Achieve, Loan ID - C24931645	21.240	12-30-27	6,211	6,110
Achieve, Loan ID - C24941009	20.240	02-13-27	8,292	8,157
Achieve, Loan ID - C24941466	26.490	12-30-26	3,512	3,455
Achieve, Loan ID - C31320542	19.990	06-16-28	33,935	33,382
Achieve, Loan ID - C31322342	26.990	06-14-28	9,800	9,641
Achieve, Loan ID - C31323216	5.990	04-30-25	1,443	1,419
Achieve, Loan ID - C31335950	5.990	06-27-25	2,646	2,603
Achieve, Loan ID - C31336469	18.990	06-19-27	16,668	16,396
Achieve, Loan ID - C31339468	15.740	05-01-27	10,627	10,453
Achieve, Loan ID - C31346016	18.740	06-28-27	11,490	11,302
Achieve, Loan ID - C31351535	22.990	06-25-27	34,438	33,877
Achieve, Loan ID - C31355554	24.740	06-16-28	8,770	8,627
Achieve, Loan ID - C31358659	20.740	06-12-28	8,295	8,160
Achieve, Loan ID - C31359319	21.740	06-12-28	8,340	8,204
Achieve, Loan ID - C31361837	16.240	06-21-27	15,704	15,448
Achieve, Loan ID - C31363408	26.990	06-15-28	26,012	25,588
Achieve, Loan ID - C31368567	16.990	06-20-28	38,646	38,016
Achieve, Loan ID - C31369376	19.240	06-13-28	5,702	5,609
Achieve, Loan ID - C31370479	16.490	06-22-26	24,206	23,812
Achieve, Loan ID - C31371254	21.740	06-16-28	11,870	11,676
Achieve, Loan ID - C31375823	24.240	06-18-27	12,901	12,690
Achieve, Loan ID - C31376581	18.990	06-23-28	9,658	9,501
Achieve, Loan ID - C31384566	26.990	07-26-28	20,077	19,750
Achieve, Loan ID - C31386911	21.990	06-16-28	29,355	28,876
Achieve, Loan ID - C31388466	20.490	06-13-28	11,755	11,564
Achieve, Loan ID - C31388907	20.740	06-16-27	26,338	25,908
Achieve, Loan ID - C31389230	26.990	06-16-28	3,688	3,627
Achieve, Loan ID - C31389516	20.740	06-13-28	24,191	23,797
Achieve, Loan ID - C31389544	18.240	06-15-26	25,129	24,720
Achieve, Loan ID - C31390638	19.990	06-16-28	31,350	30,839
Achieve, Loan ID - C31390921	22.490	06-13-27	3,524	3,466
Achieve, Loan ID - C31391521	26.990	06-14-28	7,410	7,289
Achieve, Loan ID - C31391565	21.990	06-21-28	17,689	17,401
Achieve, Loan ID - C31392604	26.990	06-13-28	8,107	7,975
Achieve, Loan ID - C31393020	26.990	07-27-28	5,748	5,654
Achieve, Loan ID - C31393496	22.740	05-09-27	2,621	2,578
Achieve, Loan ID - C31394502	5.990	05-10-25	2,403	2,363
Achieve, Loan ID - C31394748	23.990	06-29-27	8,478	8,340
Achieve, Loan ID - C31395045	22.990	05-01-28	10,321	10,153
Achieve, Loan ID - C31395596	18.740	06-29-25	6,165	6,064
Achieve, Loan ID - C31395796	24.240	07-30-28	13,853	13,627
Achieve, Loan ID - C31396148	21.740	06-30-28	18,207	17,910
Achieve, Loan ID - C31396302	26.990	07-26-28	9,570	9,414
Achieve, Loan ID - C31396322	25.240	07-27-28	12,371	12,169
Achieve, Loan ID - C31396534	26.990	07-29-28	12,435	12,233
Achieve, Loan ID - C31397404	20.740	06-24-26	13,172	12,957
Achieve, Loan ID - C31398640 (H)	18.240	06-27-28	40,893	40,226
Achieve, Loan ID - C31399171	22.990	06-29-28	26,072	25,647
Achieve, Loan ID - C31399327 (H)	17.990	07-01-27	39,092	38,455
Achieve, Loan ID - C31402076	24.240	06-27-26	14,189	13,958
Achieve, Loan ID - C31403150	5.990	06-13-25	3,961	3,896
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	16

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Achieve, Loan ID - C31404074	14.740	06-25-27	10,757	$10,582
Achieve, Loan ID - C31405619	23.740	06-16-28	8,003	7,872
Achieve, Loan ID - C31407785	19.990	06-25-26	10,779	10,604
Achieve, Loan ID - C31413266	19.740	06-14-26	4,067	4,000
Achieve, Loan ID - C31416188	26.990	06-20-28	16,868	16,593
Achieve, Loan ID - C31420248	18.740	06-25-26	6,802	6,691
Achieve, Loan ID - C31421074	22.740	06-23-27	15,570	15,316
Achieve, Loan ID - C31424651	26.990	06-14-28	8,118	7,985
Achieve, Loan ID - C31433338	16.490	06-16-26	24,488	24,088
Achieve, Loan ID - C31435684	26.990	07-28-28	26,125	25,699
Achieve, Loan ID - C31439606	18.990	06-16-27	14,673	14,434
Achieve, Loan ID - C31440568	19.990	06-15-28	14,582	14,344
Achieve, Loan ID - C31446756	18.990	06-29-27	10,517	10,346
Achieve, Loan ID - C31454028	22.990	06-29-28	27,654	27,203
Achieve, Loan ID - C32811890	18.740	11-21-27	34,129	33,573
Achieve, Loan ID - C34505079	18.990	11-20-28	16,972	16,696
Achieve, Loan ID - C34505570	17.240	11-17-26	8,129	7,997
Achieve, Loan ID - C34651006	25.240	10-06-27	8,124	7,991
Achieve, Loan ID - C34722397	13.990	11-20-27	10,362	10,193
Achieve, Loan ID - C34739349	25.990	12-19-28	5,833	5,738
Achieve, Loan ID - C34763286	14.490	11-20-26	14,333	14,099
Achieve, Loan ID - C34778675	19.990	10-06-27	15,955	15,695
Achieve, Loan ID - C34779142	19.740	11-08-25	5,591	5,500
Achieve, Loan ID - C34779309	21.240	11-21-27	12,272	12,072
Achieve, Loan ID - C34779394	5.990	11-10-25	4,350	4,279
Achieve, Loan ID - C34779602	20.240	11-21-28	19,850	19,526
Achieve, Loan ID - C34780174	21.990	11-19-25	5,207	5,122
Achieve, Loan ID - C34780323	5.990	10-01-25	4,314	4,243
Achieve, Loan ID - C34822398	21.240	11-17-27	12,011	11,815
Achieve, Loan ID - C34859657	25.990	11-18-28	20,558	20,223
Achieve, Loan ID - C34868243	24.490	12-20-28	20,254	19,924
Achieve, Loan ID - C34873664	25.990	12-20-28	18,049	17,754
Achieve, Loan ID - C34895842	14.240	10-06-26	9,547	9,392
Achieve, Loan ID - C34902889	25.990	12-20-28	19,199	18,886
Achieve, Loan ID - C34903520	25.990	11-07-28	14,436	14,201
Achieve, Loan ID - C34903753	13.990	11-10-28	33,007	32,469
Achieve, Loan ID - C34905741	25.990	12-19-28	13,774	13,550
Achieve, Loan ID - C34910473	24.240	11-20-26	21,089	20,746
Achieve, Loan ID - C34917068	20.240	11-15-27	33,458	32,912
Achieve, Loan ID - C34917496	5.990	11-21-25	3,537	3,479
Achieve, Loan ID - C34918363	5.990	11-15-25	2,677	2,633
Achieve, Loan ID - C34921910	5.990	11-07-25	4,309	4,238
Achieve, Loan ID - C34924262	24.490	11-10-27	12,921	12,711
Achieve, Loan ID - C34925650	21.240	11-21-28	17,191	16,910
Arivo, Loan ID - C1378970	18.980	05-22-29	32,968	32,982
Arivo, Loan ID - C1380541	21.950	05-22-29	38,516	38,531
Arivo, Loan ID - C1381078	21.260	05-27-29	21,789	21,797
Arivo, Loan ID - C1381533	18.000	05-13-29	19,421	19,429
Arivo, Loan ID - C1381892 (H)	20.000	11-17-27	9,730	9,734
Arivo, Loan ID - C1381923	20.150	05-23-29	20,006	20,014
Arivo, Loan ID - C1382501	20.570	04-30-29	16,956	16,963
Arivo, Loan ID - C1383648	22.830	11-12-27	19,670	19,678
Arivo, Loan ID - C1384070	18.340	05-23-29	16,491	16,498
Arivo, Loan ID - C1384317	20.550	05-18-29	23,019	23,028
17	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1384388	22.310	06-01-29	25,774	$25,784
Arivo, Loan ID - C1384529	22.200	05-30-29	24,080	24,090
Arivo, Loan ID - C1384700	22.000	05-18-29	34,645	34,659
Arivo, Loan ID - C1385054	16.820	05-18-29	25,863	25,873
Arivo, Loan ID - C1385469	22.990	11-19-28	13,651	13,656
Arivo, Loan ID - C1385521	20.000	11-19-27	30,772	30,785
Arivo, Loan ID - C1385526	20.570	05-30-29	22,124	22,133
Arivo, Loan ID - C1385540	13.340	05-19-29	33,719	33,733
Arivo, Loan ID - C1385548	14.700	05-04-29	33,902	33,916
Arivo, Loan ID - C1385661	20.000	05-21-29	35,134	35,148
Arivo, Loan ID - C1385838	17.850	05-29-29	24,595	24,604
Arivo, Loan ID - C1386089 (H)	20.200	05-22-29	16,846	16,853
Arivo, Loan ID - C1386584	20.000	05-21-29	18,184	18,192
Arivo, Loan ID - C1386680	17.000	05-21-29	1,126	1,127
Arivo, Loan ID - C1386731	13.450	05-23-29	26,047	26,057
Arivo, Loan ID - C1387131	18.000	05-21-29	19,614	19,622
Arivo, Loan ID - C1387295	18.890	05-22-29	26,058	26,068
Arivo, Loan ID - C1387393	16.860	05-25-29	30,521	30,533
Arivo, Loan ID - C1387501	18.900	05-22-29	11,883	11,888
Arivo, Loan ID - C1387732	20.660	05-23-29	22,941	22,950
Arivo, Loan ID - C1387765	22.560	05-23-29	21,438	21,447
Arivo, Loan ID - C1387802	18.000	05-22-29	18,101	18,108
Arivo, Loan ID - C1387840	20.110	05-22-29	21,787	21,796
Arivo, Loan ID - C1387867	20.000	05-25-29	24,942	24,952
Arivo, Loan ID - C1388209	16.370	05-23-29	24,048	24,058
Arivo, Loan ID - C1388265	20.410	05-23-29	19,568	19,576
Arivo, Loan ID - C1388326	18.000	05-23-29	37,935	37,950
Arivo, Loan ID - C1388383	18.000	05-23-29	19,260	19,268
Arivo, Loan ID - C1388406	16.500	05-23-29	9,155	9,159
Arivo, Loan ID - C1388509	21.260	05-25-29	26,608	26,619
Arivo, Loan ID - C1388512	18.000	05-23-29	23,198	23,208
Arivo, Loan ID - C1388568	18.670	05-23-29	34,790	34,804
Arivo, Loan ID - C1388689	21.930	05-25-29	19,711	19,719
Arivo, Loan ID - C1388696	19.230	05-12-29	24,087	24,097
Arivo, Loan ID - C1388855	22.900	05-15-29	22,858	22,867
Arivo, Loan ID - C1388993	18.210	05-23-29	27,720	27,731
Arivo, Loan ID - C1389039	18.710	05-09-29	31,317	31,330
Arivo, Loan ID - C1389201	14.610	05-14-29	32,572	32,585
Arivo, Loan ID - C1389213	18.000	05-31-29	24,334	24,344
Arivo, Loan ID - C1389271	21.880	06-01-29	19,805	19,813
Arivo, Loan ID - C1389338	20.350	05-25-29	30,301	30,313
Arivo, Loan ID - C1389412	18.350	05-26-29	44,887	44,905
Arivo, Loan ID - C1389425	16.390	06-01-29	24,529	24,539
Arivo, Loan ID - C1389461	19.760	05-29-29	3,445	3,446
Arivo, Loan ID - C1389469	20.000	05-25-29	23,299	23,308
Arivo, Loan ID - C1389502	19.740	05-28-29	25,129	25,139
Arivo, Loan ID - C1389530	20.130	05-26-29	20,990	20,998
Arivo, Loan ID - C1389587	13.740	05-25-29	33,014	33,027
Arivo, Loan ID - C1389712	22.080	05-25-29	43,926	43,943
Arivo, Loan ID - C1389869	17.250	11-25-27	10,234	10,238
Arivo, Loan ID - C1389972	15.580	05-26-29	8,359	8,362
Arivo, Loan ID - C1390027	17.150	05-23-29	25,923	25,933
Arivo, Loan ID - C1390140	21.880	05-26-29	15,254	15,260
Arivo, Loan ID - C1390165	20.080	05-26-29	21,512	21,521
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	18

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1390258	20.500	05-11-29	17,885	$17,892
Arivo, Loan ID - C1390345	20.000	11-26-27	20,165	20,173
Arivo, Loan ID - C1390443	17.030	05-26-29	35,278	35,292
Arivo, Loan ID - C1390475	20.890	05-26-29	20,984	20,993
Arivo, Loan ID - C1390501	15.920	05-26-29	34,807	34,821
Arivo, Loan ID - C1390516	18.000	05-26-29	40,194	40,210
Arivo, Loan ID - C1390616	20.000	05-26-29	32,171	32,183
Arivo, Loan ID - C1390630	15.360	05-26-29	19,897	19,905
Arivo, Loan ID - C1390640	20.000	05-25-29	26,156	26,167
Arivo, Loan ID - C1390700	20.000	05-27-29	22,348	22,357
Arivo, Loan ID - C1390709	18.000	05-27-29	24,368	24,378
Arivo, Loan ID - C1390735	18.060	05-13-29	31,462	31,475
Arivo, Loan ID - C1390766	17.830	05-27-29	18,849	18,857
Arivo, Loan ID - C1390785	21.580	05-29-29	17,305	17,312
Arivo, Loan ID - C1390807	22.540	05-27-29	19,325	19,332
Arivo, Loan ID - C1390907	17.010	05-27-29	21,718	21,727
Arivo, Loan ID - C1390935	16.170	05-29-29	28,653	28,665
Arivo, Loan ID - C1391006	18.430	05-27-29	21,550	21,559
Arivo, Loan ID - C1391008	21.850	05-27-29	21,902	21,911
Arivo, Loan ID - C1391067	17.910	05-27-29	24,718	24,727
Arivo, Loan ID - C1391070	16.640	05-27-29	25,900	25,911
Arivo, Loan ID - C1391235	17.930	05-30-29	20,146	20,154
Arivo, Loan ID - C1391262	16.960	05-27-29	17,379	17,386
Arivo, Loan ID - C1391263	18.000	05-27-29	29,286	29,298
Arivo, Loan ID - C1391280	20.260	05-27-29	21,710	21,718
Arivo, Loan ID - C1391342	14.930	05-28-29	17,389	17,396
Arivo, Loan ID - C1391427	19.880	05-28-29	33,302	33,315
Arivo, Loan ID - C1391483	16.470	05-28-29	39,650	39,666
Arivo, Loan ID - C1391610	20.570	05-13-29	21,343	21,352
Arivo, Loan ID - C1391647	20.570	05-29-29	13,702	13,707
Arivo, Loan ID - C1391652	19.570	05-25-29	15,993	15,999
Arivo, Loan ID - C1391694	20.000	05-28-29	39,103	39,119
Arivo, Loan ID - C1391736	16.550	05-29-29	45,527	45,549
Arivo, Loan ID - C1391810 (H)	18.520	05-29-29	35,655	35,669
Arivo, Loan ID - C1391813	18.000	06-02-29	27,074	27,085
Arivo, Loan ID - C1391838	22.660	05-28-29	25,688	25,699
Arivo, Loan ID - C1392009	16.290	11-13-27	8,210	8,213
Arivo, Loan ID - C1392016	20.470	05-30-29	25,756	25,766
Arivo, Loan ID - C1392078	18.000	05-28-29	3,817	3,819
Arivo, Loan ID - C1392104	18.000	05-28-29	22,682	22,691
Arivo, Loan ID - C1392195	17.980	05-29-29	31,641	31,653
Arivo, Loan ID - C1392202	16.430	05-29-29	41,224	41,240
Arivo, Loan ID - C1392228	13.720	05-29-29	43,547	43,565
Arivo, Loan ID - C1392258	18.000	05-29-29	18,802	18,809
Arivo, Loan ID - C1392320	17.980	05-14-29	31,496	31,508
Arivo, Loan ID - C1392322	20.610	11-14-27	14,872	14,878
Arivo, Loan ID - C1392327	18.000	05-14-29	26,225	26,236
Arivo, Loan ID - C1392364	22.070	05-29-29	23,091	23,100
Arivo, Loan ID - C1392401	21.440	05-29-29	21,509	21,517
Arivo, Loan ID - C1392420	14.430	11-29-27	21,348	21,357
Arivo, Loan ID - C1392421	20.000	05-28-29	24,860	24,870
Arivo, Loan ID - C1392514	20.000	05-29-29	21,390	21,399
Arivo, Loan ID - C1392527	14.780	05-29-29	41,557	41,574
Arivo, Loan ID - C1392568	14.740	05-29-29	20,383	20,392
19	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1392580	14.420	05-30-29	26,210	$26,220
Arivo, Loan ID - C1392630	17.490	05-29-29	24,460	24,470
Arivo, Loan ID - C1392634 (H)	17.960	05-14-29	24,844	24,854
Arivo, Loan ID - C1392651	20.270	06-02-29	23,515	23,525
Arivo, Loan ID - C1392768	18.000	05-15-29	20,053	20,061
Arivo, Loan ID - C1392780	24.050	05-29-29	19,745	19,753
Arivo, Loan ID - C1392838	18.000	05-14-29	23,923	23,932
Arivo, Loan ID - C1392840	18.140	05-29-29	23,686	23,696
Arivo, Loan ID - C1392844	17.970	05-29-29	22,306	22,314
Arivo, Loan ID - C1392924	22.500	06-04-29	25,942	25,953
Arivo, Loan ID - C1392961	20.570	05-30-29	38,381	38,396
Arivo, Loan ID - C1392970	20.000	05-15-29	15,537	15,543
Arivo, Loan ID - C1392982	20.060	05-25-29	28,914	28,926
Arivo, Loan ID - C1393035	12.830	05-30-29	43,052	43,069
Arivo, Loan ID - C1393075	15.310	05-15-29	23,270	23,279
Arivo, Loan ID - C1393081	14.660	05-30-29	18,869	18,877
Arivo, Loan ID - C1393111	17.560	05-29-29	27,736	27,747
Arivo, Loan ID - C1393122	18.260	05-30-29	18,181	18,188
Arivo, Loan ID - C1393159	21.090	11-25-27	17,025	17,032
Arivo, Loan ID - C1393204	20.560	05-30-29	18,439	18,447
Arivo, Loan ID - C1393263	19.710	05-30-29	20,867	20,876
Arivo, Loan ID - C1393343	19.960	05-26-29	8,253	8,256
Arivo, Loan ID - C1393348	20.300	05-30-29	11,587	11,592
Arivo, Loan ID - C1393370	18.000	05-15-29	8,735	8,739
Arivo, Loan ID - C1393464	19.580	05-30-29	22,627	22,636
Arivo, Loan ID - C1393472	20.000	05-30-29	36,319	36,334
Arivo, Loan ID - C1393511	18.000	05-30-29	21,341	21,350
Arivo, Loan ID - C1393576	21.540	05-30-29	27,065	27,076
Arivo, Loan ID - C1393593	14.460	06-01-29	23,880	23,890
Arivo, Loan ID - C1393720	14.520	05-30-29	22,009	22,018
Arivo, Loan ID - C1393734	16.870	05-25-29	37,291	37,306
Arivo, Loan ID - C1393753	19.860	11-15-27	16,940	16,946
Arivo, Loan ID - C1393907	13.250	05-30-29	26,051	26,062
Arivo, Loan ID - C1393979	21.130	05-16-29	43,679	43,697
Arivo, Loan ID - C1394001	21.320	05-30-29	38,430	38,445
Arivo, Loan ID - C1394007	21.300	05-30-29	17,176	17,183
Arivo, Loan ID - C1394076	18.670	06-01-29	24,871	24,881
Arivo, Loan ID - C1394218	17.260	05-17-29	18,647	18,654
Arivo, Loan ID - C1394326	13.540	06-01-29	40,727	40,743
Arivo, Loan ID - C1394447	15.570	06-01-29	25,285	25,295
Arivo, Loan ID - C1394484	20.000	06-01-29	15,471	15,477
Arivo, Loan ID - C1394517	20.000	06-02-29	29,798	29,810
Arivo, Loan ID - C1394590	14.710	05-17-29	18,118	18,125
Arivo, Loan ID - C1394614	16.820	06-01-29	29,079	29,091
Arivo, Loan ID - C1394691	15.960	06-01-29	28,997	29,009
Arivo, Loan ID - C1394693	18.040	06-01-29	27,407	27,418
Arivo, Loan ID - C1394761	18.000	06-01-29	23,330	23,340
Arivo, Loan ID - C1394800 (H)	23.340	06-01-29	9,152	9,156
Arivo, Loan ID - C1394905	21.820	06-04-29	37,056	37,071
Arivo, Loan ID - C1394975	16.750	05-26-29	20,756	20,764
Arivo, Loan ID - C1395005	12.230	06-01-29	32,004	32,017
Arivo, Loan ID - C1395036	18.600	05-18-29	27,683	27,694
Arivo, Loan ID - C1395055	18.950	06-02-29	33,489	33,502
Arivo, Loan ID - C1395098	14.860	06-02-29	41,254	41,270
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	20

	Rate (%)	Maturity date	Par value^	Value
JH Consumer Loan Trust (continued)
Arivo, Loan ID - C1395177	14.990	06-02-29	28,025	$28,036
Arivo, Loan ID - C1395182	17.670	06-02-29	14,006	14,011
Arivo, Loan ID - C1395239	17.130	05-30-29	27,768	27,779
Arivo, Loan ID - C1395328	20.000	05-18-29	28,020	28,031
Arivo, Loan ID - C1395338	19.730	06-03-29	26,108	26,118
Arivo, Loan ID - C1395354	15.560	06-02-29	24,751	24,761
Arivo, Loan ID - C1395472	17.210	06-02-29	31,197	31,209
Arivo, Loan ID - C1395484	19.030	05-18-29	21,107	21,115
Arivo, Loan ID - C1395714	18.000	06-02-29	20,254	20,262
Arivo, Loan ID - C1395903	20.000	12-03-27	8,709	8,712
Arivo, Loan ID - C1395914	16.090	06-03-29	20,676	20,684
Arivo, Loan ID - C1395983	16.840	06-03-29	21,706	21,715
Arivo, Loan ID - C1396446	20.570	06-04-29	22,564	22,573
Arivo, Loan ID - C1397113	19.680	06-04-29	28,020	28,031
Arivo, Loan ID - C1397185	20.570	06-04-29	17,267	17,274
Arivo, Loan ID - C1397666	21.960	06-05-29	21,273	21,281
Arivo, Loan ID - C1480324	18.000	09-02-29	29,456	29,468
Arivo, Loan ID - C1483188	14.640	09-07-29	38,867	38,882
Arivo, Loan ID - C1483586	24.370	09-07-29	28,469	28,481
Arivo, Loan ID - C1485900	19.770	09-10-29	21,515	21,524
Arivo, Loan ID - C1486798	21.980	09-12-29	18,665	18,672
Arivo, Loan ID - C1486827	20.110	03-12-28	11,112	11,116
Arivo, Loan ID - C1487273	20.000	09-12-29	30,054	30,066
Arivo, Loan ID - C1488090	20.000	09-15-29	20,614	20,622
Arivo, Loan ID - C1488149	17.370	09-17-29	41,628	41,645
Arivo, Loan ID - C1488220	21.000	09-14-29	14,412	14,418
Arivo, Loan ID - C1488570	12.980	09-14-29	5,714	5,716
Arivo, Loan ID - C1488990	18.000	09-15-29	32,498	32,511
Arivo, Loan ID - C1489048	17.770	08-30-29	27,096	27,106
Arivo, Loan ID - C1489057	18.020	09-15-29	23,796	23,805
Arivo, Loan ID - C1489582	16.430	09-16-29	18,394	18,401
Arivo, Loan ID - C1490051	20.000	09-17-29	28,031	28,042
Arivo, Loan ID - C1490515	19.680	09-04-29	26,432	26,442
Arivo, Loan ID - C1491219	17.650	09-04-29	35,445	35,460
Arivo, Loan ID - C1491340	15.510	09-04-29	25,531	25,541
Arivo, Loan ID - C1491409	17.650	09-20-29	26,106	26,116
Arivo, Loan ID - C1491789	22.620	03-20-28	18,123	18,130
Arivo, Loan ID - C1492310	20.890	09-21-29	27,775	27,786
Arivo, Loan ID - C1492454	19.010	09-07-29	22,663	22,672
Arivo, Loan ID - C1492664	18.000	09-06-29	19,307	19,315
Arivo, Loan ID - C1492950	22.610	09-22-29	22,850	22,859
Arivo, Loan ID - C1493370	19.430	09-22-29	28,736	28,747
Arivo, Loan ID - C1493394	24.340	09-22-29	22,605	22,614

Arivo, Loan ID - C1493661	21.050	09-23-29	33,952	33,966
Corporate asset-based credit 2.7%				$5,138,500
(Cost $5,000,000)
Materials 2.7%				5,138,500
CG Finance A LP
Series 2023-1, Class A (F)	11.500	06-28-28	5,000,000	5,138,500
21	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Credit-linked notes 7.6%				$14,479,703
(Cost $14,407,561)
Consumer loans 1.7%				3,305,611
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E (30 day Average SOFR + 8.250%) (A)(C)	12.623	05-20-32	918,050	928,034
Series 2024-2, Class E (30 day Average SOFR + 7.500%) (A)(C)	11.873	10-20-32	1,602,406	1,606,097
U.S. Bank NA Auto Credit-Linked Note
Series 2023-1, Class D (A)	13.597	08-25-32	753,730	771,480
Corporate asset backed securities 5.9%				11,174,092
Deutsche Bank AG Credit-Linked Note
Series 2024-1A, Class CLN (3 month CME Term SOFR + 9.250%) (A)(C)(F)	14.560	11-21-33	5,000,000	5,001,000
MAM SRT Holder II, Ltd.
(1 month CME Term SOFR + 6.500%) (A)(C)(F)	10.840	08-06-32	6,131,398	6,173,092

	Contracts/Notional amount	Value
Purchased options 0.0%		$828
(Cost $28,956)
Calls 0.0%		828
Exchange-traded Option on 5-Year U.S. Treasury Note Futures (Expiration Date: 2-21-25; Strike Price: $112.00; Notional Amount: 106,000) (H)	106	828

	Yield (%)	Shares	Value
Short-term investments 3.5%			$6,595,996
(Cost $6,595,996)
Short-term funds 3.5%			6,595,996
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.3169(O)	6,268,760	6,268,760
U.S. Bank Money Market Deposit Account	3.4440(O)	64,794	64,794
Wilmington U.S. Government Money Market Fund, Institutional Class	4.1600(O)	262,442	262,442

Total investments (Cost $222,022,816) 117.8%	$222,705,762
Other assets and liabilities, net (17.8%)	(33,686,593)
Total net assets 100.0%	$189,019,169

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
SOFR	Secured Overnight Financing Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $99,375,329 or 52.6% of the fund’s net assets as of 1-31-25.
(B)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	Loans are privately issued. Loan originator and/or seller is reflected.
(F)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing - borrower is in default.
(H)	Non-income producing security.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	22

(I)	The underlying loans have matured but are still in the repayment process.
(J)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(K)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(L)	There is no stated interest rate. The fund holds 100% of the economic interests in the investment.
(M)	The fund holds an affiliate interest in this investment.
(N)	The fund holds 100% of the economic interests in the investment.
(O)	The rate shown is the annualized seven-day yield as of 1-31-25.
23	JOHN HANCOCK ASSET-BASED LENDING FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	20	Short	Mar 2025	$(4,108,867)	$(4,112,500)	$(3,633)
3-Year U.S. Treasury Note Futures	20	Short	Mar 2025	(4,173,540)	(4,175,781)	(2,241)
						$(5,874)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	4,254	USD	4,454	SSB	4/15/2025	—	$(25)
EUR	1,172,553	USD	1,243,369	SSB	11/28/2025	—	(6,673)
USD	62,867	EUR	59,177	SSB	4/15/2025	$1,252	—
USD	161,387	EUR	151,141	SSB	7/15/2025	3,211	—
USD	157,495	EUR	146,734	SSB	10/15/2025	3,122	—
USD	1,261,801	EUR	1,172,553	SSB	11/28/2025	25,105	—
USD	1,138,059	EUR	1,070,006	SSB	1/21/2026	5,834	—
						$38,524	$(6,698)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ASSET-BASED LENDING FUND	24

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are valued at the end of each month at a minimum pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Private investments, including special purpose vehicles, are measured at fair value based on the present value of the expected cash flows. There are no quoted prices in active markets and valuations rely primarily on the use of significant unobservable inputs, which require significant judgment. Assumptions and inputs used in the valuation include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments a third-party market participant would take into account in pricing a transaction. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Advisor’s Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Asset-backed securities	$66,216,051	—	$66,216,051	—
Residential loans	37,423,265	—	5,456,088	$31,967,177
Term loans	27,971,313	—	—	27,971,313
Profit participating notes	23,221,060	—	—	23,221,060
Special purpose vehicles	21,975,952	—	—	21,975,952
Consumer-related assets	12,033,871	—	6,040,863	5,993,008
Consumer loans	7,649,223	—	—	7,649,223
Corporate asset-based credit	5,138,500	—	—	5,138,500
Credit-linked notes	14,479,703	—	3,305,611	11,174,092
Purchased options	828	$828	—	—
Short-term investments	6,595,996	6,531,202	64,794	—
Total investments in securities	$222,705,762	$6,532,030	$81,083,407	$135,090,325
Liabilities
Reverse repurchase agreements	$(40,160,059)	—	$(40,160,059)	—
Derivatives:
Assets
Forward foreign currency contracts	38,524	—	38,524	—
Liabilities
Futures	(5,874)	$(5,874)	—	—
Forward foreign currency contracts	(6,698)	—	(6,698)	—
25	|

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.
	Residential loans	Term loans	Profit participating notes	Special purpose vehicles	Consumer- related assets	Consumer loans	Corporate asset- based credit	Credit- linked notes	Total
Balance as of 10-31-24	$34,917,923	$27,543,381	$24,415,734	$21,863,018	$5,761,603	$8,694,707	$5,133,000	$11,869,479	$140,198,845
Purchases	16,244,114	574,907	—	—	478,045	—	—	—	17,297,066
Sales	(19,549,737)	—	(1,901,848)	—	(209,113)	(743,914)	—	(735,434)	(23,140,046)
Realized gain (loss)	3,231,985	—	—	—	—	(357,003)	—	—	2,874,982
Transfers out of Level 3	(1,609,793)	—	—	—	—	—	—	—	(1,609,793)
Net amortization of (premium) discount	110,865	25,483	—	—	98,710	(14,754)	—	(170)	220,134
Change in unrealized appreciation (depreciation)	(1,378,180)	(172,458)	707,174	112,934	(136,237)	70,187	5,500	40,217	(750,863)
Balance as of 1-31-25	$31,967,177	$27,971,313	$23,221,060	$21,975,952	$5,993,008	$7,649,223	$5,138,500	$11,174,092	$135,090,325
Change in unrealized appreciation (depreciation) at period end[1]	$(1,896,823)	$(172,458)	$707,174	$112,934	$(136,237)	$97,978	$5,500	$40,217	$(1,241,715)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 1-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Residential loans	$31,967,177	Discounted cash flow Recent transaction	Discount rate Transaction price	9.26%-18.57% $103.25	12.79% $103.25
Term loans	27,971,313	Discounted cash flow Recent transaction	Discount rate Transaction price	9.10%-14.48% $98.73-$99.47	11.10% $99.12
Profit participating notes	23,221,060	Discounted cash flow Recent transaction	Discount rate Transaction price	9.04%-12.08% $100.00-$100.10	11.89% $100.09
Special purpose vehicles	21,975,952	Discounted cash flow Recent transaction	Discount rate Transaction price	10.24%-11.81% $100.00	10.69% $100.00
Consumer-related assets	5,993,008	Discounted cash flow Recent transaction	Discount rate Transaction price	12.33%-20.14% $15,918.90	15.71% $15,918.90
Consumer loans	7,649,223	Discounted cash flow	Discount rate	7.26%-8.88%	7.76%
Corporate asset-based credit	5,138,500	Discounted cash flow	Discount rate	11.60%	11.60%
Credit-linked notes	11,174,092	Discounted cash flow Recent transaction	Discount rate Transaction price	9.95%-13.26% $100.00	11.43% $100.00
Total	$135,090,325
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of January 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Basis of consolidation. The accompanying consolidated Fund’s investments include the accounts of JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, each a wholly owned subsidiary of the fund:
•     JH Residential Whole Loan Trust, a Delaware statutory trust, was established on October 14, 2022 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
•     John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC, a Delaware LLC, was formed on October 18, 2022 and acts as an investment vehicle for the fund to obtain exposure to commercial aircraft lease transactions.
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•     JH Consumer Loan Trust, a Delaware statutory trust, was established on November 17, 2022 for the purpose of acquiring consumer loans, high-yield asset-backed securities backed by various forms of non-mortgage household debt largely focused on  select market segments, such as automobile loans and leases, credit cards and personal installment loans, and other types of consumer loans.
•     JH Residential Whole Loan Trust II, a Delaware statutory trust, was established on June 5, 2023 for the purpose of originating and acquiring residential real estate loans and legacy mortgage loan pools.
The fund will generally consolidate its investment in a wholly or substantially owned subsidiary, which is an extension of the operations of the fund, or a controlled operating company whose business consists of providing services to the fund. The fund consolidates its investments in JH Consumer Loan Trust, JH Residential Whole Loan Trust, JH Residential Whole Loan Trust II, and John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and these subsidiaries.
The fund has determined that the following wholly owned special purpose vehicles are operating companies, and therefore does not consolidate these investments as it is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the fund has a controlling interest unless the business of the operating company consists of providing services to the fund.
•     MSN 803 Trust is a special purpose vehicle purchased by John Hancock Asset-Based Lending US Aircraft Delaware Subsidiary Fund LLC on August 30, 2023, which was established to hold the title to a commercial aircraft and is currently subject to a lease arrangement.
•     JH Aircraft Leasing 4535 (Ireland) Designated Activity Company was established on January 23, 2024 to hold the title to an international commercial aircraft, which is currently subject to a lease arrangement.
•     JH LiftCo, LLC, a Delaware statutory trust, was established on March 4, 2024 for the purpose of holding title to industrial equipment, which is currently subject to a lease arrangement.
•     JH Finance LeaseCo LLC, a Delaware LLC, was formed on May 7, 2024 for the purpose of holding title to industrial equipment, which is currently subject to lease arrangements.
Investment in affiliates. Information regarding the fund’s fiscal year to date purchases and sales of affiliated investments as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
JH Aircraft Leasing 4535 (Ireland) Designated Activity Company	20,897,863	$21,420,071	—	$(351,000)	—	$723,696	—	—	$21,792,767
JH Finance LeaseCo LLC	7,332,249	7,392,282	—	—	—	30,981	$220,036	—	7,423,263
JH Liftco LLC	6,845,000	6,143,962	—	—	—	25,201	—	—	6,169,163
MSN 803 Trust	7,882,217	8,326,774	—	—	—	56,752	240,000	—	8,383,526
					—	$836,630	$460,036	—	$43,768,719
Reverse repurchase agreements. The following table summarizes the open reverse repurchase agreements at 1-31-25:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
Bank of America Corp.	4.961%	1-24-25	2-24-25	$(903,000)	$(903,995)
J.P. Morgan Securities LLC	5.100%	1-9-25	2-10-25	(6,321,000)	(6,341,596)
J.P. Morgan Securities LLC	5.100%	1-17-25	2-18-25	(1,877,000)	(1,880,989)
J.P. Morgan Securities LLC	5.100%	1-21-25	2-21-25	(1,458,000)	(1,460,272)
J.P. Morgan Securities LLC	5.200%	1-21-25	2-21-25	(2,812,000)	(2,816,468)
J.P. Morgan Securities LLC	5.260%	2-3-25	3-3-25	(1,603,000)	(1,603,000)
J.P. Morgan Securities LLC	5.330%	1-2-25	2-3-25	(1,601,000)	(1,608,111)
UBS AG	5.150%	1-8-25	2-10-25	(5,895,772)	(5,916,014)
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Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
UBS AG	5.160%	2-3-25	3-3-25	(4,956,187)	(4,956,187)
UBS AG	5.180%	1-3-25	2-3-25	(4,963,069)	(4,983,779)
UBS AG	5.250%	1-8-25	2-10-25	(2,921,944)	(2,932,171)
UBS AG	5.300%	1-17-25	2-18-25	(1,876,688)	(1,880,832)
UBS AG	5.480%	12-26-24	3-24-25	(2,860,534)	(2,876,645)
					$(40,160,059)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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